UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06603

Performance Funds Trust
 (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services  3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-737-3676

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2011

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

The Fed noted in its final meeting of the period that, “Participants viewed the weakness in first-quarter economic growth as likely to be largely transitory, influenced by unusually severe weather, increases in energy and other commodity prices, and lower-than-expected defense spending.” The view that the moderating recovery is only “transitory” perfectly describes the dividing line that existed over the past year regarding the economy.

On one side some warned of a continued slow down driven by high commodity prices, continued weakness in the housing sector, slowing consumer spending, and a stubbornly high unemployment rate. The employment situation was not lost on the Fed, which noted, “However, both long-duration unemployment and the share of workers employed part-time for economic reasons were still very high.” Contributing further to the rising slack in consumer demand was a move lower in February of real disposable income. Additionally, the rate of increase of average hourly earnings for all workers remained low over the last twelve-months due to the large number of job seekers. All of these factors caused some forecasters to lower their outlook for growth in the coming quarters.

Others argued that recent economic weakness in the previous quarter was temporary and by the end of the year, economic growth will continue. In fact, the Fed noted in their April meeting that “...participants agreed that information received since their previous meeting was broadly consistent with continuation of a moderate economic recovery, despite an unexpected slowing in the pace of economic growth in the first quarter.” This outlook was supported by a healthy rise in real business investment, subdued inflation expectations, a sharp increase in industrial production in the manufacturing sector, and while overall conditions in the labor market did not improve quickly, they did improve, as evident by a falling unemployment rate and a rise in payroll employment.

Lastly, debate continued to swirl during the period regarding inflation. Some viewed the topic as the main concern for the future, while others dismissed concerns about the possibility of uncontrollable inflation. The Federal Reserve in their April meeting again used the term “transitory” to describe their viewpoint noting, “Headline consumer price inflation was boosted by large increases in food and energy prices, but measures of underlying inflation were still subdued and longer-run inflation expectations remained stable.” By the end of the period, commodity prices had begun to abate with oil, gas, precious metal, and grain prices falling sharply in the final month of the fiscal year lending credence to the Fed’s transient view on inflation.

The outlook for the coming quarters is not much different than what market observers have experienced over the previous fiscal year. The Federal Reserve noted their economic outlook includes “expectations that the recovery will strengthen somewhat over time. Nonetheless, the pickup in the pace of economic expansion will likely be limited, reflecting the effects of high energy prices, modest changes in housing wealth, subdued real income gains, and fiscal contraction at the federal, state, and local levels.” Economic headwinds abound, but also real signs of economic improvement and growth remain prevalent as well.

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Performance Funds are distributed through BHIL Distributors, Inc., Member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2011. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Annual Report — May 31, 2011

Performance Funds Trust

PORTFOLIO REVIEW
Performance Money Market Fund

There has been very little change in the investment environment for money market funds over the past year. The Federal Reserve continues to hold short-term interest rates down by continuing to keep basically a zero interest rate target for the Fed Funds rate. The Fed first lowered rates to this level in December 2008 in response to the financial events of three years ago in an effort to stabilize the financial markets both in the U.S. and around the globe. Now that policy is in place in an effort to stimulate economic growth by keeping rates artificially low for an extended amount of time. While there has been some expansion in GDP over the past eighteen months, the unemployment rate remains stubbornly high. Also, there is renewed concern that some sovereign credits in Europe (most notably Greece) are in danger of defaulting on their debts. All these events combined mean that short-term interest rates are still providing next to no return for their shareholders. The Performance Money Market Fund ended the past fiscal year with a seven-day yield of 0.03%1 and provided a total return of 0.04%2 to shareholders (both numbers reflect Institutional Class). We continue to look for investments that will provide the best possible return with the least amount of risk as allowed under the current rules and regulations.

The Fund invests primarily in high-quality; short-term instruments such as U.S. Treasury obligations, U.S. Government Agency Issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund holdings are considered first tier as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+), Moody’s (P-1), Fitch (F1+ or F1) and DBRS (R-1)3. While the Fund considers the opinion of the ratings agencies for the holdings in the Fund, some holdings may not be rated by all four agencies. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day yield sets forth a reduction in the Fund's fees. Without the reduction of those fees, the yield would have been (0.32%).
[2]	The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.
[3]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies please reference moodys.com, standardandpoors.com or dbrs.com.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance U. S. Treasury Money Market Fund

U.S. Treasury bills continue to trade in a tight range at very low levels as the Federal Reserve has kept its pledge to depress short-term interest rates in an effort to jump start economic growth. Over the past year, three-month Treasury bills have traded in a range of a high yield of 0.18% on June 30, 2010 to a low yield of 0.01% on May 6, 2011. In looking at a graph of the three-month bill, the majority of the past year rates have been between 0.10% and 0.15% until mid-March of this year when rates pushed below the 0.10% level. Since then, rates have traded mostly around the 0.05% level. The main factor in this move has been the uncertainty in sovereign debt in Europe, especially Greece. As in the past, when there is uncertainty in other areas of the world the U.S. Treasury market is the main benefactor as investors seek out the relative stability of dollar denominated assets, i.e. Treasury bills. Another key factor that has affected the bill market is the lack of supply due to Congress and its inability to raise the debt ceiling. This has in turn put a cap on the amount of bills available in the marketplace as the Treasury has lowered the amount of bill supply in favor of issuing further out the yield curve in an effort to lock in lower rates for a longer period of time. These events have raised another hurdle in an already difficult investment environment for strictly Treasury only money market products. Hopefully, these events will correct in the near future and the market will resume more normal yields for the shareholders going forward.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Short Term Government Fund

The Performance Short Term Government Fund (the “Fund”) provided shareholders with a return of 0.93% (Institutional Class) for the fiscal year ended May 31, 2011. Yields on the short-end of the yield curve continued to trade in a tight range at depressed levels over the past fiscal year. U.S. Treasury two-year note yields traded at a low yield of 0.33% on November 4, 2010 and a high yield of 0.86% on February 8, 2011 while ending the fiscal year at a yield of 0.47%. U.S. Treasury five-year notes followed the same journey as they reached a low yield of 1.03% on November 4, 2010 and a high yield of 2.40% on February 8, 2011, while ending the fiscal year at a yield of 1.70%. There have been a couple of factors affecting the short-end of the yield curve over the past year. First there has been uneven economic growth over the past year. Economic expansion, as measured by GDP, has been very choppy over the past twelve months. When the economic numbers have come in as expected, or better than expected by the markets, yields have moved higher. When the economic numbers have come in less robust than expected, the market has rallied and rates have fallen. The second factor that has affected yields has been the uncertainty in Europe over whether some sovereign credits will be able to meet their debt obligations. Greece has been the name in the news as of late which has led to more money flowing into the relative safety of U.S. Treasury securities. The Fund has been adding positions in Agency securities over the past twelve-months, mainly in the two to three year sector of the curve, in an effort to provide the highest yield possible to shareholders while also taking advantage of the steep slope of the yield curve.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Short Term Government Income Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	0.64%	3.21%	2.80%
Class A Shares — with Sales Charge*	-2.40%	2.58%	2.49%
Institutional Class Shares	0.93%	3.40%	3.02%
Bank of America 1-3 Year U.S. Treasury/Agency Index	1.81%	4.28%	3.74%
*	Reflects maximum sales charge of 3.00%.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares and Institutional Class Shares are 0.91% and 0.73%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bank of America 1-3 Year U.S. Treasury/Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Intermediate Term Income Fund

For the twelve-months ended May 31, 2011, the Performance Intermediate Term Income Fund (the “Fund”) returned 4.89%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $10.84 on May 31, 2010 to $10.96 on May 31, 2011. The Fund’s objective is to seek total return with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high-quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months Corporate debt was the best performing asset class returning 3.12% followed by Mortgage-Backed Securities 2.21%, U.S. Agencies 1.10%, and U.S. Treasuries 0.72%. Bond yields, as measured by the 30-year Treasury Bond, for the last six months rose from 4.11% to 4.23%. Short-term yields, as measured by the two-year Treasury Note, remained virtually unchanged from 0.46% to 0.47% on May 31. Thus, the spread widened 11 basis points, reflecting investors’ expectations of benign inflation. For the year ending May 31, 2011, U.S. Agencies returned 3.94%, U.S. Treasuries 4.49%, U.S. Mortgage-Backed Securities 4.84%, and Corporate debt 9.51%.

Two years after the recession ended, economic problems stubbornly linger. While the latest Fed stimulus, known as QE2, was successful in eliminating deflation risks, the economic recovery has hit a “soft” patch as the government and individuals remain heavily in debt. Continued high unemployment, stagnant wage growth, and falling home prices (with more to come in our opinion) have all contributed to low consumer confidence resulting in modest consumer spending, which accounts for 70% of the Gross National Product.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Intermediate Term Income Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	4.70%	6.15%	5.22%
Class A Shares — with Sales Charge*	-0.80%	5.01%	4.65%
Institutional Class Shares	4.89%	6.34%	5.44%
Bank of America Gov't./Corp. Master Index	6.20%	6.47%	5.83%
*	Reflects maximum sales charge of 5.25%.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.03% and 0.85%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bank of America Government/Corporate Master Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Strategic Dividend Fund

Despite a brief respite during the summer of 2010, equity markets continued their upward trajectory through May of 2011, enhanced by government stimulus and improving corporate earnings data. For the time being, these factors overcame lingering concerns over elevated unemployment numbers, increasing sovereign debt, and unimpressive macro economic data points. During this last twelve months, the Strategic Dividend Fund (the “Fund”) produced positive returns ahead of both the S & P 500 Index1 and the Dow Jones Select Dividend Index2 (the Fund’s benchmark), as the Fund gained 29.65%3 (Institutional Class) while the S&P 500 returned 25.95% and the Dow Jones Select Dividend Index rose 27.56%. The Fund continues to produce longer term returns ahead of both benchmark indices. For the last five years, the Fund has generated an annual return of 5.56% (Institutional Class), as compared to 3.32% for the S&P 500 Index and 1.60% for the Dow Jones Select Dividend Index over the same period.

The market rally over the last twelve months was felt across the board as all of the basic economic sectors produced positive returns over that time frame. Nonetheless, sector and security selection remained paramount as the spread between the best and worst performing sectors remained significant, in excess of 35%. The Fund’s outperformance was driven by our overweight allocations to the Energy, Utilities and Industrial sectors all of which produced returns in excess of the underlying index. A continued underweight allocation to the Financial sector also contributed to the Fund’s relative performance, as the Financial sector once again produced the lowest returns among the various economic sectors of the market. Specific security selection also aided the Fund’s performance over the last twelve months, with positive returns coming from companies such as National-Oilwell Varco, Inc. (+80%) Joy Global, Inc. (+77%) and ONEOK, Inc. (+65%).

Despite the recent market returns, we remain cautious about the sustainability of the equity market recovery given what appears to be a set of diverging economic fundamentals. As a result, we will continue to emphasize capital preservation and dividend income while focusing on those sectors and companies that will benefit in a moderate growth environment.

Listed below are the top ten holdings of the Fund at May 31, 20114:

1. Halliburton Company	2.7%
2. National-Oilwell Varco, Inc.	2.7%
3. Pimco Corporate Opportunity Fund	2.4%
4. Union Pacific Corporation	2.4%
5. ONEOK, Inc.	2.3%

6. Schlumberger, Ltd.	2.2%
7. OGE Energy Corporation	2.2%
8. E.I. du Pont de Nemours and Company	2.2%
9. Joy Global, Inc.	2.0%
10. Occidental Petroleum Corporation	2.0%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2011.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Strategic Dividend Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Inception#
Class A Shares — without Sales Charge	29.17%	5.30%	5.94%
Class A Shares — with Sales Charge*	22.37%	4.17%	5.08%
Institutional Class Shares	29.65%	5.56%	6.18%
Dow Jones Select Dividend Index	27.56%	1.60%	2.85%
*	Reflects maximum sales charge of 5.25%.
#	Inception date of the Strategic Dividend Fund is November 9, 2004.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.45% and 1.27%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.25% and 1.00%, respectively. Investment performance reflects contractual fee waivers in effect from during the period. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
The Large Cap Equity Fund

For the twelve-months ended May 31, 2011, the Large Cap Equity Fund (the “Fund”), Institutional Class Shares, returned 23.98%, lagging the S&P 500 Index1, which advanced 25.95% as the global economic expansion and bull market in equities that began in March 2009 continued. The markets in general ended 2010 on a strong note with a good deal of positive momentum. However, the Japanese tsunami and subsequent nuclear crisis, along with increasing political turmoil and unrest in the Middle East and North Africa caused markets to take pause in February and March to digest the growing uncertainties. In addition, the threat of a Greek sovereign debt default, the end of the Fed’s QE2 program, concerns over the deadline for raising the U.S.’s debt ceiling, and softening economic indicators restrained markets across the globe.

During the fiscal year, Energy, Information Technology, Industrials, and the Consumer Discretionary sectors were the Fund’s largest contributors to performance. Within Energy, Halliburton Company and National-Oilwell Varco, Inc. proved to be the best performing positions for the Fund, with Halliburton Company doubling and National-Oilwell, Inc. rising over 90%. The Fund’s defensive positions lagged the overall market as the Consumer Staples, Telecommunications, and Utilities sectors contributed negatively for the Fund as compared to the benchmark S&P 500 Index.

During the twelve months ended May 31, 2011, crude oil rallied nearly 60%, before falling nearly 12% to close out the month of May. The volatility in oil prices was in part due to the rise and fall of political protests in the Middle East and North African region which raised concerns over the world supply of crude. Also contributing to the surge in volatility, was the weakness of the U.S. Dollar, as measured by the DXY Index, which fell over 12.5% for the period.

At the present time, we remain constructive on equity markets in general, especially among the higher quality, large cap issues as they remain attractively valued relative to their smaller cap brethren. We believe many of these high quality names also offer attractive earnings potential looking forward as well.

Listed below are the top ten holdings of the Fund as of May 31, 20112:

1. International Business Machines Corporation	3.5%
2. Oracle Corporation	3.0%
3. Exxon Mobile Corporation	3.0%
4. Apple, Inc.	2.8%
5. United Technologies Corporation	2.1%

6. Chevron Corporation	2.1%
7. General Electric Company	1.8%
8. ConocoPhillips	1.8%
9. Coca-Cola Company	1.7%
10. The Walt Disney Company	1.7%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2011.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Large Cap Equity Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	23.73%	0.52%	0.87%
Class A Shares — with Sales Charge*	17.19%	-0.55%	0.33%
Class B Shares — without Sales Charge	22.67%	-0.23%	0.26%
Class B Shares — with Sales Charge**	17.67%	-0.48%	0.26%
Institutional Class Shares	23.98%	0.71%	1.09%
Standard & Poor's 500 Index	25.95%	3.32%	2.64%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.28%, 2.03% and 1.08%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
The Mid Cap Equity Fund

For the twelve-months ended May 31, 2011, the Mid Cap Equity Fund (the “Fund”), Institutional Class Shares returned 31.20% compared to the Standard & Poor’s Mid Cap 400 Stock Index1, which rose 32.96%. Sectors and stocks most closely linked to the continuation of the slow and steady economic recovery were the market leaders for the period. The Consumer Discretionary and Information Technology sectors were two of the top three performing areas as they benefitted from a rebound in consumer spending and business investment respectively. The Energy sector was boosted by a sharp rise in oil and gas prices as crude oil finished the fiscal year above $100 a barrel.

The Fund’s overweighting of consumer-related companies benefitted the Fund during the year. For example, Netflix, Inc., Fossil, Inc., Tractor Supply Company, and Chipotle Mexican Grill, Inc. were a few of the best performers and all rely on a healthy consumer to fuel their revenue. Corporate merger and acquisition activity continued apace during the fiscal year as companies looked to use excess cash to boost business lines. The Fund benefitted from this trend as seven holdings were recipients of takeover offers over the past year. This fact speaks to the investment strategy that the Fund employs, namely holding positions in companies with sound balance sheets, strong earnings potential, solid position in their industry and priced at reasonable valuations. With the Federal Reserve indicating its desire to hold interest rates at low levels, making credit cheap combined with ample capital available as liquidity abounds, we expect the current pace of acquisitions to persist, at least in the near term.

Despite the abundance of disconcerting geopolitical news from all corners of the world including the Middle East, North Africa, Western Europe, and Japan and the continued concern surrounding the Euro-zone as a going concern, stocks across all market caps rose smartly during the fiscal year. In fact in the early months of 2011, mid cap stocks surpassed their previous all time high dating back to the market peak of July 2007, a feat large cap stocks have yet to accomplish. Riding on the back of strong corporate earnings growth, mid cap stocks have outpaced their larger capitalized brethren during this current bull market, a trend we anticipate to continue over the coming quarters.

Listed below are the top ten holdings of the Fund as of May 31, 20112:

1. Henry Schein, Inc.	1.4%
2. Lubrizol Corporation	1.4%
3. Fossil, Inc.	1.4%
4. Albermarle Corporation	1.3%
5. KBR, Inc.	1.3%

6. Chipotle Mexican Grill, Inc., Class A	1.3%
7. PetSmart, Inc.	1.3%
8. Lam Research Corporation	1.2%
9. Universal Health Services, Inc.	1.2%
10. Ashland, Inc.	1.2%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2011.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Mid Cap Equity Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	30.92%	1.90%	5.22%
Class A Shares — with Sales Charge*	24.07%	0.80%	4.65%
Class B Shares — without Sales Charge	30.12%	1.13%	4.57%
Class B Shares — with Sales Charge**	25.12%	0.86%	4.57%
Institutional Class Shares	31.20%	2.08%	5.43%
Standard & Poor's MidCap 400 Stock Index	32.96%	7.04%	8.12%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.39%, 2.14% and 1.19%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
The Leaders Equity Fund

For the twelve-months ended May 31, 2011, the Leaders Equity Fund (the “Fund”) Institutional Class Shares rose 35.83%1, outpacing the Russell 1000 Index2 benchmark, which gained 26.81%. The methodology employed by the Fund continued to follow the leadership in the Consumer Discretionary, Information Technology, and Industrials sectors, which propelled the overall return for the fiscal year.

The Fund maintained a healthy exposure to Technology stocks throughout the period, and indeed this sector accounted for nearly half of the fund’s performance. Within Technology, companies such as TIBCO Software, Inc., Altera Corporation, Informatica Corporation, and Skyworks Solutions, Inc. were particularly noteworthy in their contribution. Two other leaders of the current market, Netflix, Inc. and Edward Lifesciences Corporation, added significantly to the Fund’s relative performance. Energy companies were conspicuously absent from the mix over the last twelve-months. Although oil prices rose considerably, that failed to translate into the necessary earnings and earnings surprise at the company level. In addition, we continue to underweight the Financial sector, as that area of the economy has continued to face significant headwinds and has been lagging significantly in earnings and price performance.

As of this writing, equity markets have rallied for over two years since the 2009 lows, as the Federal Reserve has attempted to inflate the domestic economy. Economic data improved in fits and starts since the summer of ‘09, but the latest economic soundings have largely disappointed analysts. Whatever the next twelve-months bring in the areas of inflation, interest rates, GDP growth, or budget deficits, the Fund will continue to seek exposure to companies that are besting their peers—knowing that the strategy utilized by the Fund historically lags the benchmark at market turns, but is quick to identify market leadership once trends emerge, as clearly demonstrated this fiscal year.

Listed below are the top ten holdings of the Fund as of May 31, 20113:

1. MetroPCS Communications, Inc.	3.3%
2. Polaris Industries, Inc.	3.3%
3. Albemarle Corporation	3.3%
4. Altera Corporation	3.2%
5. Netflix, Inc.	3.2%

6. Informatica Corporation	3.1%
7. Time Warner Cable, Inc., Class A	3.1%
8. Gardner Denver, Inc.	3.1%
9. Whole Foods Market, Inc.	3.1%
10. TIBCO Software, Inc.	3.0%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2011.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Leaders Equity Fund
Performance (as of May 31, 2011)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	35.59%	1.37%	2.74%
Class A Shares — with Sales Charge*	28.51%	0.29%	2.18%
Class B Shares — without Sales Charge	34.59%	0.65%	2.09%
Class B Shares — with Sales Charge**	29.59%	0.31%	2.09%
Institutional Class Shares	35.83%	1.66%	2.98%
Russell 1000 Index	26.81%	3.69%	3.16%
Russell 1000 Growth Index	29.43%	5.55%	2.15%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2010, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.78%, 2.53% and 1.58%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.51%, 2.26%, and 1.26%, respectively. Investment performance reflects contractual fee waivers in effect from during the period. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth Index (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 1000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2011

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 41.2%
Federal Home Loan Bank — 16.4%
$25,000,000	0.11%†, 6/3/11	$24,999,846
25,000,000	0.11%†, 6/8/11	24,999,489
25,000,000	0.05%†, 6/24/11	24,999,201
10,000,000	0.22%*, 7/7/11, Series 1	10,000,000
		84,998,536
Federal Home Loan Mortgage Corporation — 15.4%
40,000,000	0.06%†, 6/14/11	39,999,133
40,000,000	0.12%†, 6/20/11(a)	39,997,467
		79,996,600
Federal National Mortgage Association — 9.4%
28,854,000	0.09%†, 6/20/11(a)	28,852,323
19,700,000	0.05%†, 7/25/11	19,698,670
		48,550,993
Total U.S. Government Agency Securities		213,546,129
Commercial Paper — 33.0%
Consumer Staples — 12.9%
23,000,000	Coca-Cola Company, 0.17%†, 6/22/11	22,997,719
22,000,000	PepsiCo, Inc., 0.13%†, 6/16/11	21,998,809
22,000,000	Procter & Gamble Company, 0.11%†, 6/28/11	21,998,185
		66,994,713
Energy — 3.9%
20,000,000	Chevron Corporation, 0.07%†, 6/15/11	19,999,456
Financials — 8.1%
22,000,000	Bank of America Corporation, 0.12%†, 6/10/11	21,999,340
20,000,000	National Rural Utilities Cooperative Finance Corporation, 0.18%†, 6/21/11	19,998,000
		41,997,340
Health Care — 3.9%
20,000,000	Abbott Laboratories, 0.11%†, 7/6/11	19,997,861
Industrials — 4.2%
22,000,000	General Electric Capital Corporation, 0.20%†, 6/1/11	22,000,000
Total Commercial Paper		170,989,370
U.S. Treasury Obligations — 19.3%
U.S. Treasury Bills — 19.3%
50,000,000	0.07%, 6/9/11(a)	49,999,278
50,000,000	0.04%, 8/18/11(a)	49,995,666
Total U.S. Treasury Obligations		99,994,944

Principal Amount	Security Description	Value
Repurchase Agreements — 6.5%
$33,699,394	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 6/1/11, purchased on 5/31/11, with a maturity value of $33,699,478 (fully collateralized by Federal Home Loan Bank, 0.42% due 7/8/11, with a value of $34,388,139)	$33,699,394
Total Repurchase Agreements		33,699,394
Securities Purchased With Cash Collateral Received From Securities on Loan — 29.6%
Certificates of Deposits — 19.3%
25,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.28%, 6/3/11	25,000,000
25,000,000	Erste Group Bank AG, 0.21%, 6/6/11	25,000,000
25,000,000	Intesa Sanpaolo SpA, 0.21%, 6/2/11	25,000,000
25,000,000	Skandinaviska Enskilda Banken AB, 0.24%, 6/27/11	25,000,000
		100,000,000
Repurchase Agreements — 9.7%
50,000,000	Cantor Fitzgerald & Co., 0.50%, 6/20/11, purchased on 5/20/11, with a maturity value of $50,021,528 (fully collateralized by various Corporate and U.S. Government Agency debt, 0.00%-8.00% due 8/15/12-6/13/40, with a value of $50,997,177)	50,000,000
Time Deposit — 0.6%
3,000,000	Nordea Bank AB, 0.07%, 6/1/11	3,000,000
Total Securities Purchased With Cash Collateral Received From Securities on Loan		153,000,000
Total Investments (Amortized Cost $671,229,837) (b) — 129.6%		671,229,837
Liabilities in excess of other assets — (29.6)%		(153,117,750)
NET ASSETS — 100.0%		$518,112,087

(a)	All or a portion of this security was on loan as of May 31, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at May 31, 2011.
*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2011.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
May 31, 2011

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations — 99.2%
U.S. Treasury Bills — 99.2%
$32,000,000	0.06%†, 6/2/11	$31,999,947
19,500,000	0.03%†, 6/23/11	19,499,642
12,000,000	0.11%†, 7/14/11	11,998,316
28,000,000	0.02%†, 8/18/11	27,998,787
20,000,000	0.08%†, 8/25/11	19,996,458
Total U.S. Treasury Obligations		111,493,150
Investment Companies — 0.8%
879,564	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	879,564
28,514	Goldman Sachs Financial Square Treasury Instrument Fund, 0.01%(a)	28,514
Total Investment Companies		908,078
Total Investments (Amortized Cost $112,401,228)(b) — 100.0%		112,401,228
Liabilities in excess of other assets — 0.0%		(24,081)
NET ASSETS — 100.0%		$112,377,147

(a)	Rate reflects the 7 day effective yield at May 31, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at May 31, 2011.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2011

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 93.5%
Federal Home Loan Bank — 33.5%
$9,000,000	0.01%†, 6/3/11	$8,999,989
4,000,000	5.00%, 9/14/12	4,234,256
5,000,000	1.63%, 9/26/12	5,084,835
3,000,000	1.13%, 7/29/13	3,004,335
4,000,000	1.05%, 11/25/13	4,012,664
5,000,000	1.50%, 12/15/14	5,000,815
		30,336,894
Federal Home Loan Mortgage Corporation — 15.5%
5,000,000	1.20%, 1/14/13	5,005,485
5,000,000	1.50%, 7/12/13	5,005,555
4,000,000	1.20%, 9/24/13	4,001,880
		14,012,920
Federal National Mortgage Association — 44.5%
2,500,000	3.63%, 8/15/11	2,518,158
5,000,000	1.30%, 7/16/13	5,048,260
5,000,000	1.13%, 9/17/13	5,051,260
5,000,000	1.05%, 11/26/13	5,009,495
3,000,000	0.80%, 11/29/13	3,000,549
3,500,000	1.45%, 1/24/14	3,523,831
3,000,000	1.38%, 1/27/14	3,015,993
3,000,000	1.50%, 3/28/14	3,023,745
5,000,000	3.00%, 7/28/14	5,017,730
5,000,000	1.25%, 10/28/14, Series 1	4,983,815
		40,192,836
Total U.S. Government Agency Securities		84,542,650

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — 4.8%
Financials — 3.5%
$1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	$1,595,651
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,608,693
		3,204,344
Industrials — 1.3%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,166,366
Total Corporate Bonds		4,370,710
Investment Companies — 1.4%
1,234,850	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,234,850
Total Investment Companies		1,234,850
Total Investments (Cost $89,277,914) — 99.7%		90,148,210
Other assets in excess of liabilities — 0.3%		281,823
NET ASSETS — 100.0%		$90,430,033

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2011, all such securities in total represented 1.8% of net assets.
(b)	Rate reflects the 7 day effective yield at May 31, 2011.
(c)	Investment in affiliate.
†	Discount Notes. Rate represents effective yield at May 31, 2011.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2011

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 60.2%
Federal Farm Credit Bank — 4.9%
$1,000,000	5.30%, 10/25/17	$1,170,217
2,000,000	5.30%, 4/6/20	2,313,922
		3,484,139
Federal Home Loan Bank — 16.0%
2,955,000	1.15%, 3/13/14	2,955,281
500,000	1.75%, 12/14/12	510,088
2,500,000	2.25%, 9/8/17	2,475,112
2,000,000	5.25%, 6/18/14	2,259,562
2,000,000	5.38%, 8/19/11	2,022,802
1,000,000	5.38%, 5/15/19	1,170,024
		11,392,869
Federal Home Loan Mortgage Corporation — 9.1%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,158,133
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,085,529
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,153,955
1,000,000	5.50%, 7/18/16	1,172,529
		6,570,146
Federal National Mortgage Association — 8.6%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,058,942
85,907	4.00%, 12/25/29, Series 2003-27 EC	86,781
1,000,000	5.00%, 4/15/15	1,139,083
1,385,470	5.00%, 8/25/30, Series 2003-54 PE	1,411,533
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,242,236
85,521	7.00%, 4/1/20, Pool #253299	98,431
31,155	7.50%, 9/1/29, Pool #252717	36,364
		6,073,370
Government National Mortgage Association — 13.2%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,109,465
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,226,564
2,445,125	5.50%, 8/15/35, Pool #644568	2,696,479
92,897	7.00%, 10/15/29, Pool #510559	108,033
35,151	7.50%, 10/15/29, Pool #510534	41,176
93,197	8.00%, 2/15/30, Pool #529127	110,587
1,000	9.00%, 3/15/20, Pool #271741	1,181
		9,293,485
Tennessee Valley Authority — 8.4%
3,500,000	6.00%, 3/15/13	3,840,319
2,000,000	7.14%, 5/23/12	2,130,442
		5,970,761
Total U.S. Government Agency Securities		42,784,770

Principal Amount	Security Description	Value
U.S. Treasury Obligations — 15.2%
U.S. Treasury Bonds — 1.7%
$1,200,000	4.25%, 5/15/39	$1,209,750
U.S. Treasury Notes — 13.3%
5,050,000	1.13%, 12/15/12	5,112,140
500,000	4.13%, 5/15/15	556,602
500,000	4.50%, 5/15/17	570,117
1,000,000	4.75%, 5/15/14	1,116,562
900,000	4.88%, 7/31/11	907,137
1,000,000	5.13%, 5/15/16	1,167,266
		9,429,824
U.S. Treasury Strips — 0.2%
300,000	5.05%, 11/15/26(a)	160,603
Total U.S. Treasury Obligations		10,800,177
Corporate Bonds — 23.7%
Consumer Staples — 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	287,299
Energy — 1.5%
500,000	Shell International Finance BV, 4.30%, 9/22/19	527,108
500,000	Sunoco, Inc., 5.75%, 1/15/17	545,144
		1,072,252
Financials — 13.9%
500,000	American Express Company, 7.00%, 3/19/18	600,408
250,000	Bank of America Corporation, 5.00%, 5/13/21	249,541
500,000	Bank of America Corporation, 6.00%, 9/1/17	550,326
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	571,877
500,000	Citigroup, Inc., 5.00%, 9/15/14	531,094
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	536,989
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	548,167
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	577,875
250,000	JPMorgan Chase & Company, 4.25%, 10/15/20	245,934
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	564,255
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	543,884
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	527,432

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Principal Amount	Security Description	Value
Financials — (continued)
$500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	$541,196
500,000	MetLife, Inc., 6.82%, 8/15/18	592,914
500,000	Morgan Stanley, 4.75%, 4/1/14	527,131
500,000	Morgan Stanley, 6.63%, 4/1/18	562,780
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	566,525
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	509,750
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	561,157
		9,909,235
Industrials — 4.0%
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	566,211
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	541,154
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	374,398
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	571,381
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	757,965
		2,811,109
Information Technology — 0.8%
500,000	Motorola, Inc., 6.00%, 11/15/17	567,343

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Materials — 1.4%
$500,000	Alcoa, Inc., 5.87%, 2/23/22	$530,179
500,000	Dow Chemical Company, 4.25%, 11/15/20	494,622
		1,024,801
Telecommunication Services — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	562,303
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	308,487
		870,790
Utilities — 0.5%
250,000	Northern States Power Company, 7.13%, 7/1/25	316,370
Total Corporate Bonds		16,859,199
Investment Companies — 0.5%
323,541	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	323,541
Total Investment Companies		323,541
Total Investments (Cost $64,443,898) — 99.6%		70,767,687
Other assets in excess of liabilities — 0.4%		307,797
NET ASSETS — 100.0%		$71,075,484

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2011.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2011

Shares	Security Description	Value
Common Stocks — 86.1%
Consumer Discretionary — 3.6%
9,795	McDonald’s Corporation	$798,684
19,710	The Home Depot, Inc.	715,079
		1,513,763
Consumer Staples — 8.2%
26,460	Altria Group, Inc.	742,468
18,050	Archer-Daniels-Midland Company	585,000
10,200	Kimberly-Clark Corporation	696,660
23,468	Kraft Foods, Inc.	820,676
9,360	Procter & Gamble Company	627,120
		3,471,924
Energy — 23.2%
7,251	Baker Hughes, Inc.	536,066
3,245	CARBO Ceramics, Inc.	487,626
6,245	Chevron Corporation	655,163
2,065	CNOOC, Ltd. ADR	517,448
10,170	ConocoPhillips	744,647
18,495	Enterprise Products Partners, LP	770,132
23,010	Halliburton Company	1,153,952
9,940	Kinder Morgan Energy Partners, LP	741,126
15,475	National-Oilwell Varco, Inc.	1,123,176
7,730	Occidental Petroleum Corporation	833,681
12,840	Peabody Energy Corporation	787,862
21,720	San Juan Basin Royalty Trust	521,280
10,970	Schlumberger, Ltd.	940,348
		9,812,507
Financials — 5.8%
13,920	Allstate Corporation	436,810
17,140	HCP, Inc.	650,292
33,420	People’s United Financial, Inc.	446,157
9,600	Plum Creek Timber Company, Inc.	388,992
17,750	Wells Fargo & Company	503,567
		2,425,818
Health Care — 5.9%
11,455	Abbott Laboratories	598,524
23,555	Bristol-Myers Squibb Company	677,442
7,770	Johnson & Johnson	522,843
32,670	Pfizer, Inc.	700,772
		2,499,581

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — 14.5%
8,410	3M Company	$793,736
5,640	Caterpillar, Inc.	596,712
5,620	Fluor Corporation	387,387
9,430	Joy Global, Inc.	845,399
18,130	Pitney Bowes, Inc.	433,126
9,770	Union Pacific Corporation	1,025,557
10,400	United Parcel Service, Inc., Class B	764,296
7,980	United Technologies Corporation	700,404
15,000	Waste Management, Inc.	583,200
		6,129,817
Information Technology — 0.9%
10,000	Microchip Technology, Inc.	395,300
Materials — 5.5%
17,130	E.I. du Pont de Nemours and Company	913,029
10,370	Monsanto Company	736,685
18,640	The Dow Chemical Company	673,463
		2,323,177
Telecommunication Services — 2.8%
20,820	AT&T, Inc.	657,079
13,930	Verizon Communications, Inc.	514,435
		1,171,514
Utilities — 15.7%
40,000	CenterPoint Energy, Inc.	773,200
15,820	Dominion Resources, Inc.	754,930
32,050	Duke Energy Corporation	600,938
26,770	Great Plains Energy, Inc.	566,721
37,800	NiSource, Inc.	767,340
18,355	OGE Energy Corporation	937,390
13,500	ONEOK, Inc.	959,715
13,870	Progress Energy, Inc.	660,489
15,490	Southern Company	620,839
		6,641,562
Total Common Stocks		36,384,963

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Shares	Security Description	Value
Investment Companies — 13.8%
18,547	John Hancock Bank and Thrift Opportunity Fund	$312,332
4,501,243	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	4,501,243
50,890	Pimco Corporate Opportunity Fund	1,033,067
Total Investment Companies		5,846,642
Total Investments (Cost $36,366,210) — 99.9%		42,231,605
Other assets in excess of liabilities — 0.1%		33,212
NET ASSETS — 100.0%		$42,264,817

(a)	Investment in affiliate. Represents 10.7% of the net assets as of May 31, 2011.
(b)	Rate reflects the 7 day effective yield at May 31, 2011.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2011

Shares	Security Description	Value
Common Stocks — 97.8%
Consumer Discretionary — 13.8%
1,900	Amazon.com, Inc.(a)	$373,711
6,000	Bed Bath & Beyond, Inc.(a)	323,340
3,000	Darden Restaurants, Inc.	151,950
8,000	DIRECTV, Inc., Class A(a)	402,080
30,000	Ford Motor Company(a)	447,600
3,000	Genuine Parts Company	164,400
5,000	Johnson Controls, Inc.	198,000
7,000	Limited Brands, Inc.	279,720
8,000	Macy’s, Inc.	231,040
5,000	Mattel, Inc.	131,975
4,000	McDonald’s Corporation	326,160
2,000	NIKE, Inc., Class B	168,900
2,000	Polo Ralph Lauren Corporation	253,540
2,300	Ross Stores, Inc.	188,508
11,000	The Home Depot, Inc.	399,080
20,000	The Walt Disney Company	832,600
6,000	Time Warner Cable, Inc., Class A	463,320
8,000	TJX Companies, Inc.	424,160
2,200	VF Corporation	219,274
6,000	Viacom, Inc., Class B	302,460
6,000	Wyndham Worldwide Corporation	208,860
7,000	Yum! Brands, Inc.	387,240
		6,877,918
Consumer Staples — 6.4%
4,000	Archer-Daniels-Midland Company	129,640
13,000	Coca-Cola Company	868,530
2,500	H.J. Heinz Company	137,300
7,000	Kraft Foods, Inc.	244,790
3,000	McCormick & Company, Inc.	150,570
4,000	PepsiCo, Inc.	284,480
4,000	Procter & Gamble Company	268,000
9,000	Sara Lee Corporation	175,950
2,000	The Estee Lauder Companies, Inc., Class A	205,020
3,000	The Hershey Company	167,190
3,000	The J.M. Smucker Company	237,840
6,000	Wal-Mart Stores, Inc.	331,320
		3,200,630

Shares	Security Description	Value
Common Stocks — (continued)
Energy — 14.5%
5,000	Anadarko Petroleum Corporation	$397,600
3,000	Apache Corporation	373,800
10,000	Chevron Corporation	1,049,100
12,000	ConocoPhillips	878,640
3,000	Devon Energy Corporation	252,210
10,000	El Paso Corporation	210,500
18,000	Exxon Mobil Corporation	1,502,460
3,000	FMC Technologies, Inc.(a)	133,890
7,000	Halliburton Company	351,050
3,000	Hess Corporation	237,090
3,000	National-Oilwell Varco, Inc.	217,740
7,000	Occidental Petroleum Corporation	754,950
4,000	Peabody Energy Corporation	245,440
5,000	Rowan Companies, Inc.(a)	198,250
5,000	Schlumberger, Ltd.	428,600
		7,231,320
Financials — 11.2%
3,000	Ace, Ltd.	206,460
6,000	Aflac, Inc.	286,740
4,000	Ameriprise Financial, Inc.	244,920
6,700	Berkshire Hathaway, Inc., Class B(a)	529,769
4,000	Capital One Financial Corporation	217,360
4,000	Chubb Corporation	262,360
7,200	Citigroup, Inc.	296,280
6,000	Discovery Financial Services	143,040
1,300	Goldman Sachs Group, Inc.	182,949
5,000	HCP, Inc.	189,700
13,000	JPMorgan Chase & Company	562,120
3,500	Loews Corporation	147,070
4,000	PNC Financial Services Group, Inc.	249,680
4,000	Principal Financial Group, Inc.	125,080
4,000	Prudential Financial, Inc.	255,120
1,300	Public Storage	153,842
8,000	The Travelers Companies, Inc.	496,640
2,500	Torchmark Corporation	165,750
5,000	Unum Group	131,550
26,000	Wells Fargo & Company	737,620
		5,584,050

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — 10.2%
4,000	Aetna, Inc.	$174,720
6,000	AmerisourceBergen Corporation	247,320
2,000	Biogen Idec, Inc.(a)	189,460
7,000	Bristol-Myers Squibb Company	201,320
5,000	CIGNA Corporation	249,450
5,000	Coventry Health Care, Inc.(a)	175,900
2,000	DaVita, Inc.(a)	168,100
4,500	Express Scripts, Inc.(a)	268,020
3,000	Humana, Inc.(a)	241,590
4,000	Johnson & Johnson	269,160
3,000	McKesson Corporation	256,830
5,000	Merck & Company, Inc.	183,750
11,000	Mylan, Inc.(a)	258,995
30,000	Pfizer, Inc.	643,500
10,000	UnitedHealth Group, Inc.	489,500
3,000	Varian Medical Systems, Inc.(a)	202,620
2,500	Waters Corporation(a)	246,400
4,500	Watson Pharmaceuticals, Inc.(a)	289,575
4,000	WellPoint, Inc.	312,680
		5,068,890
Industrials — 12.9%
5,000	3M Company	471,900
2,500	Boeing Company	195,075
3,000	Caterpillar, Inc.	317,400
5,000	CSX Corporation	396,500
2,000	Deere & Company	172,160
2,500	Dover Corporation	168,075
4,000	Eaton Corporation	206,680
5,000	Emerson Electric Company	272,750
46,000	General Electric Company	903,440
2,000	Goodrich Corporation	174,580
5,000	Honeywell International, Inc.	297,750
3,000	Northrop Grumman Corporation	195,870
2,000	Parker Hannifin Corporation	177,700
2,000	Precision Castparts Corporation	314,200
5,000	Union Pacific Corporation	524,850
6,000	United Parcel Service, Inc., Class B	440,940
12,000	United Technologies Corporation	1,053,240
1,000	W.W. Grainger, Inc.	151,070
		6,434,180

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — 19.4%
4,000	Altera Corporation	$192,360
3,000	Amphenol Corporation, Class A	162,180
3,000	Analog Devices, Inc.	123,510
4,000	Apple, Inc.(a)	1,391,320
9,000	Applied Materials, Inc.	124,020
5,000	BMC Software, Inc.(a)	279,150
4,000	Cognizant Technology Solutions Corporation, Class A(a)	304,160
8,000	eBay, Inc.(a)	249,360
12,000	EMC Corporation(a)	341,640
5,000	Fiserv, Inc.(a)	322,600
500	Google, Inc., Class A(a)	264,510
20,000	Intel Corporation	450,200
10,400	International Business Machines Corporation	1,756,872
7,000	Jabil Circuit, Inc.	151,060
3,000	KLA-Tencor Corporation	129,300
20,000	Microsoft Corporation	500,200
4,000	Molex, Inc.	109,480
4,000	Novellus Systems, Inc.(a)	145,080
44,000	Oracle Corporation	1,505,680
4,000	QUALCOMM, Inc.	234,360
3,000	SanDisk Corporation(a)	142,560
9,000	Teradyne, Inc.(a)	144,000
9,000	Texas Instruments, Inc.	317,700
18,000	Xerox Corporation	183,780
4,000	Xilinx, Inc.	142,720
		9,667,802
Materials — 4.5%
6,000	Ball Corporation	237,060
2,000	Cliffs Natural Resources, Inc.	181,400
8,000	E.I. du Pont de Nemours and Company	426,400
2,000	Eastman Chemical Company	211,700
3,000	FMC Corporation	253,050
5,000	Freeport-McMoran Copper & Gold, Inc., Class B	258,200
2,500	PPG Industries, Inc.	221,750
3,000	Sigma-Aldrich Corporation	210,870
7,000	The Dow Chemical Company	252,910
		2,253,340

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Shares	Security Description	Value
Common Stocks — (continued)
Telecommunication Services — 2.7%
17,000	AT&T, Inc.	$536,520
7,000	CenturyTel, Inc.	302,330
14,000	Verizon Communications, Inc.	517,020
		1,355,870
Utilities — 2.2%
12,000	CMS Energy Corporation	239,280
12,000	Duke Energy Corporation	225,000
9,000	NiSource, Inc.	182,700
4,000	Northeast Utilities	140,960
5,000	Southern Company	200,400
7,000	TECO Energy, Inc.	134,400
		1,122,740
Total Common Stocks		48,796,740

Shares	Security Description	Value
Investment Companies — 2.1%
1,047,076	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	$1,047,076
Total Investment Companies		1,047,076
Total Investments (Cost $37,534,665) — 99.9%		49,843,816
Other assets in excess of liabilities — 0.1%		58,954
NET ASSETS — 100.0%		$49,902,770

(a)	Non-income producing security.
(b)	Rate reflects the 7 day effective yield at May 31, 2011.
(c)	Investment in affiliate.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2011

Shares	Security Description	Value
Common Stocks — 97.1%
Consumer Discretionary — 17.1%
15,000	Aaron’s, Inc.	$423,150
7,000	Advance Auto Parts, Inc.	434,700
8,000	American Greetings Corporation, Class A	192,000
9,000	BorgWarner, Inc.(a)	652,590
16,000	Brinker International, Inc.	412,480
3,400	Chipotle Mexican Grill, Inc., Class A(a)	982,838
10,000	Collective Brands, Inc.(a)	156,000
9,500	Dick’s Sporting Goods, Inc.(a)	377,530
13,000	Dollar Tree, Inc.(a)	828,620
10,000	Fossil, Inc.(a)	1,058,400
9,000	Guess?, Inc.	411,480
8,000	John Wiley & Sons, Inc., Class A	424,000
2,000	Netflix, Inc.(a)	541,600
5,000	Panera Bread Company, Class A(a)	625,150
21,000	PetSmart, Inc.	951,300
3,000	Phillips-Van Heusen Corporation	197,910
10,000	Rent-A-Center, Inc.	324,600
49,000	Service Corporation International	562,520
16,000	Smithfield Foods, Inc.(a)	335,200
8,000	The Cheesecake Factory, Inc.(a)	254,160
9,000	The Timberland Company, Class A(a)	294,030
10,000	Tractor Supply Company	631,600
9,000	Tupperware Brands Corporation	589,140
17,000	ValueClick, Inc.(a)	306,850
7,500	Warnaco Group, Inc.(a)	413,625
13,000	Williams-Sonoma, Inc.	508,950
		12,890,423
Consumer Staples — 4.7%
4,000	Church & Dwight Company, Inc.	336,400
12,000	Corn Products International, Inc.	680,760
15,000	Endo Pharmaceuticals Holdings, Inc.(a)	624,450
6,000	Energizer Holdings, Inc.(a)	462,300
10,000	Hansen Natural Corporation(a)	716,500
4,000	Ralcorp Holdings, Inc.(a)	351,760
8,500	Ruddick Corporation	373,575
		3,545,745
Energy — 6.2%
23,000	Arch Coal, Inc.	687,470
10,000	Atwood Oceanics, Inc.(a)	433,400
7,000	Cimarex Energy Company	671,510

Shares	Security Description	Value
Common Stocks — (continued)
Energy — (continued)
10,000	FMC Technologies, Inc.(a)	$446,300
19,000	Forest Oil Corporation(a)	568,100
7,000	Newfield Exploration Company(a)	522,130
7,000	Oceaneering International, Inc.(a)	570,500
10,000	Plains Exploration & Production Company(a)	368,500
13,000	Southern Union Company	394,290
		4,662,200
Financials — 14.8%
6,500	Affiliated Managers Group, Inc.(a)	687,245
4,500	Alexandria Real Estate Equities, Inc.	371,430
15,000	American Financial Group, Inc.	533,400
25,500	Apollo Investment Corporation	290,955
8,500	BRE Properties, Inc.	433,670
5,000	Cullen/Frost Bankers, Inc.	291,200
2,500	Everest Re Group, Ltd.	222,425
11,000	HCC Insurance Holdings, Inc.	363,990
15,000	Hospitality Properties Trust	370,200
4,000	Jones Lang LaSalle, Inc.	388,600
13,000	Liberty Property Trust	468,780
8,000	MSCI, Inc., Class A(a)	302,160
9,000	Nationwide Health Properties, Inc.	394,200
17,000	New York Community Bancorp, Inc.	275,400
18,000	ProLogis, Inc.	665,820
18,000	Protective Life Corporation	434,520
10,000	Raymond James Financial, Inc.	357,400
12,000	Rayonier, Inc.	796,680
12,000	Realty Income Corporation	421,680
12,500	Reinsurance Group of America, Inc.	793,750
9,000	SL Green Realty Corporation	810,090
12,000	The Macerich Company	652,440
14,000	UDR, Inc.	364,840
15,000	W.R. Berkley Corporation	496,650
		11,187,525
Health Care — 8.3%
5,000	Edwards Lifesciences Corporation(a)	443,650
49,000	Health Management Associates, Inc., Class A(a)	558,600
15,000	Henry Schein, Inc.(a)	1,077,300
8,000	IDEXX Laboratories, Inc.(a)	629,760
6,000	LifePoint Hospitals, Inc.(a)	252,000

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — (continued)
4,500	Mettler-Toledo International, Inc.(a)	$753,165
10,000	Perrigo Company	855,600
14,000	ResMed, Inc.(a)	450,800
17,000	Universal Health Services, Inc., Class B	926,330
6,000	Vertex Pharmaceuticals, Inc.(a)	323,940
		6,271,145
Industrials — 18.5%
14,500	AGCO Corporation(a)	749,215
7,000	Alaska Air Group, Inc.(a)	472,780
18,000	AMETEK, Inc.	782,820
14,000	Arrow Electronics, Inc.(a)	624,820
9,000	Bucyrus International, Inc.	826,650
9,500	Carlisle Companies, Inc.	461,700
5,000	Clean Harbors, Inc.(a)	505,800
9,000	Crane Company	442,710
10,000	Deluxe Corporation	257,400
8,000	Donaldson Company, Inc.	477,680
5,000	Gardner Denver, Inc.	418,900
11,000	Hubbell, Inc., Class B	727,760
11,000	J.B. Hunt Transportation Services, Inc.	504,350
7,000	Joy Global, Inc.	627,550
11,000	Kansas City Southern(a)	647,790
26,500	KBR, Inc.	988,980
4,000	Lincoln Electric Holding, Inc.	298,600
5,000	Manpower, Inc.	305,650
9,000	MSC Industrial Direct Company, Inc., Class A	625,590
6,000	Nordson Corporation	312,120
5,000	Polaris Industries, Inc.	551,750
5,000	Regal-Beloit Corporation	345,000
5,000	The Corporate Executive Board Company	210,250
13,000	The Timken Company	671,060
11,500	Thomas & Betts Corporation(a)	629,625
7,000	Wabtec Corporation	473,130
		13,939,680
Information Technology — 10.8%
7,000	Alliance Data Systems Corporation(a)	657,510
5,000	ANSYS, Inc.(a)	286,850
19,000	Avnet, Inc.(a)	687,800
7,000	FactSet Research Systems, Inc.	776,020

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — (continued)
9,000	Fairchild Semiconductor International, Inc.(a)	$162,450
12,000	Gartner, Inc.(a)	468,360
10,000	Gentex Corp.	293,500
14,000	International Rectifier Corporation(a)	402,920
20,000	Lam Research Corporation(a)	939,900
15,000	NCR Corporation(a)	292,800
6,500	Plantronics, Inc.	237,705
12,000	Quest Software, Inc.(a)	272,340
45,000	RF Micro Devices, Inc.(a)	283,500
11,000	Skyworks Solutions, Inc.(a)	280,170
17,000	Synopsys, Inc.(a)	464,780
9,000	Tech Data Corporation(a)	426,330
14,000	TIBCO Software, Inc.(a)	393,260
8,000	Trimble Navigation, Ltd.(a)	349,520
28,000	Vishay Intertechnology, Inc.(a)	444,360
		8,120,075
Materials — 10.8%
14,000	Albemarle Corporation	991,760
6,500	AptarGroup, Inc.	347,035
13,000	Ashland, Inc.	888,420
12,000	Cabot Corporation	506,760
8,000	Cytec Industries, Inc.	449,520
3,000	Greif, Inc., Class A	198,360
8,000	Lubrizol Corporation	1,076,000
2,000	NewMarket Corporation	348,440
7,000	Pride International, Inc.(a)	284,900
8,000	Reliance Steel & Aluminum Company	412,080
5,000	Rock-Tenn Company, Class A	384,150
8,500	Silgan Holdings, Inc.	381,565
12,500	Sonoco Products Company	442,750
22,000	Temple-Inland, Inc.	522,280
23,000	The Valspar Corporation	884,580
		8,118,600
Telecommunication Services — 0.6%
20,000	TW Telecom, Inc.(a)	434,000
Utilities — 5.3%
11,000	Alliant Energy Corporation	452,430
6,000	Cleco Corporation	210,540
9,000	Energen Corporation	560,430

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2011

Shares	Security Description	Value
Common Stocks — (continued)
Utilities — (continued)
10,400	National Fuel Gas Company	$749,216
10,500	NSTAR	483,420
14,000	OGE Energy Corporation	714,980
21,000	Questar Corporation	363,930
13,000	UGI Corporation	426,140
		3,961,086
Total Common Stocks		73,130,479
Investment Companies — 3.4%
2,590,648	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,590,648
Total Investment Companies		2,590,648
Total Investments (Cost $53,762,347) — 100.5%		75,721,127
Liabilities in excess of other assets — (0.5)%		(359,881)
NET ASSETS — 100.0%		$75,361,246

(a)	Non-income producing security.
(b)	Rate reflects the 7 day effective yield at May 31, 2011.
(c)	Investment in affiliate.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2011

Shares	Security Description	Value
Common Stocks — 96.8%
Consumer Discretionary — 11.3%
16,000	DIRECTV, Inc., Class A(a)	$804,160
3,500	Netflix, Inc.(a)	947,800
12,000	Time Warner Cable, Inc., Class A	926,640
18,000	Williams-Sonoma, Inc.	704,700
		3,383,300
Consumer Staples — 8.4%
21,000	Starbucks Corporation	772,590
8,000	The Estee Lauder Companies, Inc., Class A	820,080
15,000	Whole Foods Market, Inc.	917,400
		2,510,070
Financials — 2.8%
32,000	CB Richard Ellis Group, Inc., Class A(a)	845,760
Health Care — 8.2%
23,000	Coventry Health Care, Inc.(a)	809,140
9,000	Edwards Lifesciences Corporation(a)	798,570
10,000	Perrigo Company	855,600
		2,463,310
Industrials — 21.8%
17,000	Crane Company	836,230
7,000	Cummins, Inc.	736,680
11,000	Dover Corporation	739,530
11,000	Gardner Denver, Inc.	921,580
16,000	Nordson Corporation	832,320
9,000	Parker Hannifin Corporation	799,650
9,000	Polaris Industries, Inc.	993,150
13,000	The Timken Company	671,060
		6,530,200
Information Technology — 32.7%
20,000	Altera Corporation	961,800
2,300	Apple, Inc.(a)	800,009

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — (continued)
17,000	Autodesk, Inc.(a)	$730,660
9,000	Citrix Systems, Inc.(a)	788,580
8,000	FactSet Research Systems, Inc.	886,880
16,000	Informatica Corporation(a)	938,560
89,000	Integrated Device Technology, Inc.(a)	746,710
33,000	Jabil Circuit, Inc.	712,140
15,000	MICROS Systems, Inc.(a)	765,900
23,000	Oracle Corporation	787,060
27,000	Semtech Corp.(a)	772,740
32,000	TIBCO Software, Inc.(a)	898,880
		9,789,919
Materials — 8.3%
14,000	Albemarle Corporation	991,760
14,000	E.I. du Pont de Nemours and Company	746,200
7,000	Eastman Chemical Company	740,950
		2,478,910
Telecommunication Services — 3.3%
56,000	MetroPCS Communications, Inc.(a)	1,002,400
Total Common Stocks		29,003,869
Investment Companies — 4.4%
1,311,509	Performance Money Market Fund, Institutional Class, 0.03(b)(c)	1,311,509
Total Investment Companies		1,311,509
Total Investments (Cost $22,381,521) — 101.2%		30,315,378
Liabilities in excess of other assets — (1.2)%		(352,747)
NET ASSETS — 100.0%		$29,962,631

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2011.

See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust

Statements of Assets and Liabilities
May 31, 2011

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Assets:
Investments in unaffiliated securities, at value(a)	$587,530,443	$112,401,228	$88,913,360
Investments in affiliated securities, at value	—	—	1,234,850
Repurchase agreements, at value	83,699,394	—	—
Total Investments, at value	671,229,837	112,401,228	90,148,210
Interest and dividends receivable	23,999	—	371,983
Receivable for capital shares issued	—	—	102,210
Receivable for investments sold	—	—	—
Receivable from Advisor	4,506	10,431	—
Prepaid expenses	15,582	1,912	5,163
Total Assets	671,273,924	112,413,571	90,627,566
Liabilities:
Cash Overdraft	22	—	—
Dividends payable	12,789	1,942	50,980
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	86,643
Payable for return of collateral received	153,000,000	—	—
Accrued expenses and other liabilities:
Advisory	—	—	30,579
Administration	5,820	1,177	1,044
Service Organization	—	—	4,583
Accounting	90	43	81
Distribution	86	—	1,116
Custodian	17,416	3,887	3,058
Transfer Agent	7,692	1,411	1,980
Chief Compliance Officer	5,473	1,256	876
Other	112,449	26,708	16,593
Total Liabilities	153,161,837	36,424	197,533
Net Assets	$518,112,087	$112,377,147	$90,430,033
Composition of Net Assets:
Capital	$518,115,998	$112,375,175	$91,308,889
Accumulated (distributions in excess of) net investment income	(508)	(2)	(3)
Accumulated net realized gains/(losses) from investment transactions	(3,403)	1,974	(1,749,149)
Net unrealized appreciation on investments	—	—	870,296
Net Assets	$518,112,087	$112,377,147	$90,430,033
Net Assets:
Institutional Class Shares	$507,963,020	$112,377,147	$85,196,198
Class A Shares	10,149,067	—	5,233,835
Class B Shares	—	—	—
Total Net Assets	$518,112,087	$112,377,147	$90,430,033
Shares Outstanding:
Institutional Class Shares	507,955,504	112,388,272	8,573,237
Class A Shares	10,150,763	—	527,044
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.94
Class A Shares	$1.00	$—	$9.93
Class B Shares(b)	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	—	—	$10.24
Investments in unaffiliated securities, at cost	$671,229,837	$112,401,228	$88,043,064
Investments in affiliated securities, at cost	—	—	1,234,850
Total Investments, at cost	$671,229,837	$112,401,228	$89,277,914

(a)	The Money Market Fund includes securities on loan of $149,994,000.
(b)	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

Performance Funds Trust

Statements of Assets and Liabilities
May 31, 2011

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Assets:
Investments in unaffiliated securities, at value(a)	$70,444,146	$37,730,362	$48,796,740	$73,130,479	$29,003,869
Investments in affiliated securities, at value	323,541	4,501,243	1,047,076	2,590,648	1,311,509
Repurchase agreements, at value	—	—	—	—	—
Total Investments, at value	70,767,687	42,231,605	49,843,816	75,721,127	30,315,378
Interest and dividends receivable	518,818	140,319	115,236	56,021	37,977
Receivable for capital shares issued	145	971	581	500	76
Receivable for investments sold	—	1,024,613	—	—	—
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	4,325	1,990	13,244	12,974	8,547
Total Assets	71,290,975	43,399,498	49,972,877	75,790,622	30,361,978
Liabilities:
Cash Overdraft	—	—	—	—	—
Dividends payable	149,570	71,288	22,728	—	—
Payable for investments purchased	—	1,030,389	—	—	—
Payable for capital shares redeemed	13,675	12	812	354,355	370,170
Payable for return of collateral received	—	—	—	—	—
Accrued expenses and other liabilities:
Advisory	27,604	21,227	25,453	47,859	18,843
Administration	816	490	565	865	339
Service Organization	3,459	2,124	1,401	2,731	1,073
Accounting	28	23	41	53	21
Distribution	1,559	1,249	3,120	4,107	540
Custodian	2,400	1,426	1,697	2,553	1,028
Transfer agent	1,916	—	4,158	3,271	1,839
Chief Compliance Officer	664	396	494	706	273
Other	13,800	6,057	9,638	12,876	5,221
Total Liabilities	215,491	1,134,681	70,107	429,376	399,347
Net Assets	$71,075,484	$42,264,817	$49,902,770	$75,361,246	$29,962,631
Composition of Net Assets:
Capital	$64,653,036	$38,280,940	$45,395,202	$73,599,539	$34,195,708
Accumulated (distributions in excess of) net investment income	(2,240)	(5,855)	12,006	—	—
Accumulated net realized gains/(losses) from investment transactions	100,899	(1,875,663)	(7,813,589)	(20,197,073)	(12,166,934)
Net unrealized appreciation on investments	6,323,789	5,865,395	12,309,151	21,958,780	7,933,857
Net Assets	$71,075,484	$42,264,817	$49,902,770	$75,361,246	$29,962,631
Net Assets:
Institutional Class Shares	$63,681,428	$36,330,241	$35,325,778	$56,990,120	$27,575,194
Class A Shares	7,394,056	5,934,576	14,522,985	18,067,021	2,328,870
Class B Shares	—	—	54,007	304,105	58,567
Total Net Assets	$71,075,484	$42,264,817	$49,902,770	$75,361,246	$29,962,631
Shares Outstanding:
Institutional Class Shares	5,809,124	3,176,868	3,852,432	4,788,841	3,110,101
Class A Shares	675,143	518,495	1,610,183	1,585,723	270,435
Class B Shares	—	—	6,650	31,712	7,455
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$10.96	$11.44	$9.17	$11.90	$8.87
Class A Shares	$10.95	$11.45	$9.02	$11.39	$8.61
Class B Shares(b) (b) (b)	—	—	$8.12	$9.59	$7.86
Maximum Sales Charge:
Class A Shares	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price per share (Net Asset Value/100%-maximum sales charge) Class A Shares	$11.56	$12.08	$9.52	$12.02	$9.09
Investments in unaffiliated securities, at cost	$64,120,357	$31,864,967	$36,487,589	$51,171,699	$21,070,012
Investments in affiliated securities, at cost	323,541	4,501,243	1,047,076	2,590,648	1,311,509
Total Investments, at cost	$64,443,898	$36,366,210	$37,534,665	$53,762,347	$22,381,521

See notes to financial statements.

Performance Funds Trust

Statements of Operations
For the year ended May 31, 2011

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Investment Income:
Interest	$936,727	$163,880	$1,600,863
Dividend	—	33	—
Income from securities lending	84,949	—	—
Income from affiliates	—	—	808
Other income (see Note 7)	56,658	—	9,116
Total Investment Income	1,078,334	163,913	1,610,787
Expenses:
Advisory	1,758,640	382,419	356,443
Administration	336,020	73,059	51,079
Distribution:
Class A Shares	37,042	—	19,873
Class B Shares	—	—	—
Service Organization:
Institutional Class Shares	—	—	54,333
Class A Shares	—	—	—
Accounting	35,991	33,334	36,534
Audit	78,422	14,502	13,630
Custodian	234,496	50,990	35,645
Legal	124,938	23,717	16,902
Registration and filing	35,871	2,090	8,045
Chief Compliance Officer	63,726	13,359	9,734
Shareholder reports	39,577	8,618	8,692
Transfer Agent	62,105	9,888	18,630
Trustee	49,380	10,258	7,503
Other	85,571	22,844	11,735
Total expenses before fee reductions	2,941,779	645,078	648,778
Advisory reductions and/or reimbursements	(2,058,964)	(500,430)	—
Distributor reductions	(35,983)	—	(5,678)
Administration fees waived	—	(6,222)	—
Net Expenses	846,832	138,426	643,100
Net Investment Income/(Loss)	231,502	25,487	967,687
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	28	1,974	81,781
Change in unrealized appreciation/(depreciation) on investments	—	—	(307,369)
Net realized/unrealized gains/(losses) from Investments	28	1,974	(225,588)
Change in net assets resulting from operations	$231,530	$27,461	$742,099

See notes to financial statements.

Performance Funds Trust

Statements of Operations
For the year ended May 31, 2011

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Investment Income:
Interest	$3,268,788	$—	$—	$181	$11
Dividend	—	1,063,054	935,565	734,230	207,760
Income from securities lending	—	—	—	447	—
Income from affiliates	241	1,056	411	611	249
Other income (see Note 7)	11,164	—	18,894	9,455	1,981
Total Investment Income	3,280,193	1,064,110	954,870	744,924	210,001
Expenses:
Advisory	369,423	259,388	298,902	491,994	266,348
Administration	42,351	19,826	28,555	37,604	15,268
Distribution:
Class A Shares	27,417	11,046	46,863	56,710	6,273
Class B Shares	—	—	610	3,093	703
Service Organization:
Institutional Class Shares	42,807	21,639	17,421	27,270	11,240
Class A Shares	100	—	23	—	—
Accounting	43,898	34,281	36,467	36,500	33,855
Audit	10,445	6,095	7,566	11,855	4,624
Custodian	29,554	13,834	19,927	26,240	10,654
Legal	14,618	6,038	9,599	11,901	4,739
Registration and filing	7,049	8,005	28,798	29,909	28,078
Chief Compliance Officer	7,960	3,751	5,485	7,275	2,926
Shareholder reports	8,029	4,450	7,167	8,822	4,061
Transfer agent	20,176	16,043	53,693	39,183	21,171
Trustee	6,104	2,822	4,236	5,626	2,266
Other	9,903	4,453	4,742	7,671	4,499
Total expenses before fee reductions	639,834	411,671	570,054	801,653	416,705
Advisory reductions and/or reimbursements	(29,554)	(71,615)	—	—	(76,610)
Distributor reductions	(7,833)	(3,156)	(13,389)	(16,203)	(1,792)
Administration fees waived	—	—	—	—	—
Net Expenses	602,447	336,900	556,665	785,450	338,303
Net Investment Income/(Loss)	2,677,746	727,210	398,205	(40,526)	(128,302)
Net Realized/Unrealized Gains/(Losses) from Investments
Net realized gains/(losses) from investment transactions	157,200	(920,420)	2,715,368	6,194,980	3,803,418
Change in unrealized appreciation/(depreciation) on investments	647,859	8,971,169	7,726,916	11,547,997	4,556,657
Net realized/unrealized gains/(losses) from Investments	805,059	8,050,749	10,442,284	17,742,977	8,360,075
Change in net assets resulting from operations	$3,482,805	$8,777,959	$10,840,489	$17,702,451	$8,231,773

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Investment Activities:
Operations:
Net investment income	$231,502	$308,201	$25,487	$4,403
Net realized gains/ (losses) from investment transactions	28	(3,147)	1,974	8,117
Change in unrealized appreciation/ depreciation from investments	—	—	—	—
Change in net assets resulting from operations	231,530	305,054	27,461	12,520
Dividends:
From net investment income:
Institutional Class Shares	(228,365)	(326,179)	(27,526)	(55,929)
Class A Shares	(3,147)	(3,061)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(231,512)	(329,240)	(27,526)	(55,929)
Change in net assets from capital transactions	(84,047,335)	(105,288,426)	(54,111,034)	50,524,652
Change in net assets	(84,047,317)	(105,312,612)	(54,111,099)	50,481,243
Net Assets:
Beginning of year	602,159,404	707,472,016	166,488,246	116,007,003
End of year	$518,112,087	$602,159,404	$112,377,147	$166,488,246
Accumulated (distributions in excess of) net investment income	$(508)	$(498)	$(2)	$(1,302)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Investment Activities:
Operations:
Net investment income	$967,687	$1,398,281	$2,677,746	$2,830,304
Net realized gains/ (losses) from investment transactions	81,781	8,067	157,200	50,763
Change in unrealized appreciation/ depreciation from investments	(307,369)	(7,860)	647,859	1,730,888
Change in net assets resulting from operations	742,099	1,398,488	3,482,805	4,611,955
Dividends:
From net investment income:
Institutional Class Shares	(937,437)	(1,293,929)	(2,406,111)	(2,546,111)
Class A Shares	(53,577)	(103,148)	(270,659)	(304,021)
From net realized gains from investment transactions:
Institutional Class Shares	—	—	(29,416)	(47,113)
Class A Shares	—	—	(3,539)	(6,003)
Change in net assets from shareholder dividends	(991,014)	(1,397,077)	(2,709,725)	(2,903,248)
Change in net assets from capital transactions	4,167,020	4,694,825	(6,345,160)	11,890,566
Change in net assets	3,918,105	4,696,236	(5,572,080)	13,599,273
Net Assets:
Beginning of year	86,511,928	81,815,692	76,647,564	63,048,291
End of year	$90,430,033	$86,511,928	$71,075,484	$76,647,564
Accumulated (distributions in excess of) net investment income	$(3)	$26,876	$(2,240)	$(2,218)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$796,123,008	$981,388,931	$216,267,555	$378,434,619
Dividends reinvested	224	365	—	315
Cost of shares redeemed	(878,599,706)	(1,083,830,416)	(270,378,589)	(327,910,282)
Institutional Class Shares capital transactions	(82,476,474)	(102,441,120)	(54,111,034)	50,524,652
Class A Shares:
Proceeds from shares issued	4,444,034	7,903,153	—	—
Dividends reinvested	3,145	3,060	—	—
Cost of shares redeemed	(6,018,040)	(10,753,519)	—	—
Class A Shares capital transactions	(1,570,861)	(2,847,306)	—	—
Change in net assets from capital transactions	$(84,047,335)	$(105,288,426)	$(54,111,034)	$50,524,652
Share Transactions:
Institutional Class Shares:
Issued	796,123,008	981,388,931	216,267,555	378,434,619
Reinvested	224	365	—	315
Redeemed	(878,599,706)	(1,083,830,416)	(270,378,590)	(327,910,282)
Change in Institutional Class Shares	(82,476,474)	(102,441,120)	(54,111,035)	50,524,652
Class A Shares:
Issued	4,444,034	7,903,153	—	—
Reinvested	3,145	3,060	—	—
Redeemed	(6,018,040)	(10,753,519)	—	—
Change in Class A Shares	(1,570,861)	(2,847,306)	—	—
Change in shares	(84,047,335)	(105,288,426)	(54,111,035)	50,524,652

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$21,836,222	$24,932,763	$11,237,797	$19,810,216
Dividends reinvested	271,379	432,369	695,888	876,788
Cost of shares redeemed	(16,885,533)	(20,309,308)	(17,779,215)	(8,774,309)
Institutional Class Shares capital transactions	5,222,068	5,055,824	(5,845,530)	11,912,695
Class A Shares:
Proceeds from shares issued	787,224	1,229,086	1,283,872	2,154,205
Dividends reinvested	52,563	101,946	268,457	294,917
Cost of shares redeemed	(1,894,835)	(1,692,031)	(2,051,959)	(2,471,251)
Class A Shares capital transactions	(1,055,048)	(360,999)	(499,630)	(22,129)
Change in net assets from capital transactions	$4,167,020	$4,694,825	$(6,345,160)	$11,890,566
Share Transactions:
Institutional Class Shares:
Issued	2,194,504	2,505,986	1,029,620	1,861,721
Reinvested	27,275	43,419	63,658	81,691
Redeemed	(1,699,940)	(2,043,577)	(1,636,069)	(822,895)
Change in Institutional Class Shares	521,839	505,828	(542,791)	1,120,517
Class A Shares:
Issued	79,127	123,554	117,011	200,846
Reinvested	5,286	10,243	24,592	27,506
Redeemed	(190,505)	(170,132)	(188,865)	(231,007)
Change in Class A Shares	(106,092)	(36,335)	(47,262)	(2,655)
Change in shares	415,747	469,493	(590,053)	1,117,862

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Investment Activities:
Operations:
Net investment income/(loss)	$727,210	$756,736	$398,205	$374,579
Net realized gains/(losses) from investment transactions	(920,420)	256,526	2,715,368	(694,424)
Change in unrealized appreciation/depreciation from investments	8,971,169	3,943,319	7,726,916	6,896,701
Change in net assets resulting from operations	8,777,959	4,956,581	10,840,489	6,576,856
Dividends:
From net investment income:
Institutional Class Shares	(548,053)	(683,081)	(306,145)	(299,079)
Class A Shares	(47,274)	(34,742)	(90,393)	(80,602)
Class B Shares	—	—	(98)	(239)
Return of Capital:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(595,327)	(717,823)	(396,636)	(379,920)
Change in net assets from capital transactions	8,108,887	(2,667,306)	(10,457,351)	(1,356,888)
Change in net assets	16,291,519	1,571,452	(13,498)	4,840,048
Net Assets:
Beginning of year	25,973,298	24,401,846	49,916,268	45,076,220
End of year	$42,264,817	$25,973,298	$49,902,770	$49,916,268
Accumulated (distributions in excess of) net investment income	$(5,855)	$8,127	$12,006	$10,438

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Investment Activities:
Operations:
Net investment income/(loss)	$(40,526)	$(65,150)	$(128,302)	$(153,842)
Net realized gains/ (losses) from investment transactions	6,194,980	1,771,463	3,803,418	3,712,077
Change in unrealized appreciation/depreciation from investments	11,547,997	10,677,225	4,556,657	2,372,292
Change in net assets resulting from operations	17,702,451	12,383,538	8,231,773	5,930,527
Dividends:
From net investment income:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	(53,671)	—	—
Class A Shares	—	(3,878)	—	—
Change in net assets from shareholder dividends	—	(57,549)	—	—
Change in net assets from capital transactions	(4,862,845)	660,165	(3,007,006)	(2,759,090)
Change in net assets	12,839,606	12,986,154	5,224,767	3,171,437
Net Assets:
Beginning of year	62,521,640	49,535,486	24,737,864	21,566,427
End of year	$75,361,246	$62,521,640	$29,962,631	$24,737,864
Accumulated (distributions in excess of) net investment income	$—	$—	$—	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$9,380,732	$2,420,794	$3,601,903	$5,178,185
Dividends reinvested	133,894	194,557	159,555	168,174
Cost of shares redeemed	(5,278,167)	(5,254,172)	(13,763,593)	(5,599,726)
Institutional Class Shares capital transactions	4,236,459	(2,638,821)	(10,002,135)	(253,367)
Class A Shares:
Proceeds from shares issued	4,422,230	207,860	989,266	1,047,058
Dividends reinvested	46,662	34,693	89,726	80,119
Cost of shares redeemed	(596,464)	(271,038)	(1,504,107)	(2,158,861)
Class A Shares capital transactions	3,872,428	(28,485)	(425,115)	(1,031,684)
Class B Shares:
Proceeds from shares issued	—	—	1,551	1,505
Dividends reinvested	—	—	97	224
Cost of shares redeemed	—	—	(31,749)	(73,566)
Class B Shares capital transactions	—	—	(30,101)	(71,837)
Change in net assets from capital transactions	$8,108,887	$(2,667,306)	$(10,457,351)	$(1,356,888)
Share Transactions:
Institutional Class Shares:
Issued	943,014	275,632	452,208	692,190
Reinvested	13,285	21,329	19,776	22,857
Redeemed	(511,346)	(600,411)	(1,662,951)	(757,989)
Change in Institutional Class Shares	444,953	(303,450)	(1,190,967)	(42,942)
Class A Shares:
Issued	411,840	23,291	121,261	143,196
Reinvested	4,439	3,799	11,160	11,073
Redeemed	(56,667)	(30,872)	(185,953)	(296,322)
Change in Class A Shares	359,612	(3,782)	(53,532)	(142,053)
Class B Shares:
Issued	—	—	212	228
Reinvested	—	—	14	34
Redeemed	—	—	(4,414)	(11,068)
Change in Class B Shares	—	—	(4,188)	(10,806)
Change in shares	804,565	(307,232)	(1,248,687)	(195,801)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2011	For the year ended May 31, 2010	For the year ended May 31, 2011	For the year ended May 31, 2010
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$15,113,719	$13,885,336	$1,744,593	$1,360,716
Dividends reinvested	—	30,676	—	—
Cost of shares redeemed	(18,403,418)	(11,588,389)	(4,952,129)	(3,949,958)
Institutional Class Shares capital transactions	(3,289,699)	2,327,623	(3,207,536)	(2,589,242)
Class A Shares:
Proceeds from shares issued	1,322,663	1,436,858	554,200	274,592
Dividends reinvested	—	3,851	—	—
Cost of shares redeemed	(2,806,594)	(3,027,996)	(311,301)	(413,488)
Class A Shares capital transactions	(1,483,931)	(1,587,287)	242,899	(138,896)
Class B Shares:
Proceeds from shares issued	6,095	13,359	3,400	2,400
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(95,310)	(93,530)	(45,769)	(33,352)
Class B Shares capital transactions	(89,215)	(80,171)	(42,369)	(30,952)
Change in net assets from capital transactions	$(4,862,845)	$660,165	$(3,007,006)	$(2,759,090)
Share Transactions:
Institutional Class Shares:
Issued	1,534,424	1,589,391	232,062	242,402
Reinvested	—	3,559	—	—
Redeemed	(1,931,051)	(1,355,050)	(663,958)	(661,257)
Change in Institutional Class Shares	(396,627)	237,900	(431,896)	(418,855)
Class A Shares:
Issued	133,021	178,195	70,799	45,185
Reinvested	—	465	—	—
Redeemed	(296,145)	(368,194)	(43,944)	(73,535)
Change in Class A Shares	(163,124)	(189,534)	26,855	(28,350)
Class B Shares:
Issued	808	1,963	513	456
Reinvested	—	—	—	—
Redeemed	(11,273)	(14,320)	(6,822)	(6,761)
Change in Class B Shares	(10,465)	(12,357)	(6,309)	(6,305)
Change in shares	(570,216)	36,009	(411,350)	(453,510)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Class A Shares
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

Performance Funds Trust
The Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)
Institutional Class Shares
Year Ended May 31, 2011	$1.00	0.04%	$507,963	0.14%	0.04%	0.50%
Year Ended May 31, 2010	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	$1.00	4.86%	$451,062	0.48%	4.75%	0.52%
Class A Shares
Year Ended May 31, 2011	$1.00	0.03%	$10,149	0.15%	0.03%	0.85%
Year Ended May 31, 2010	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	$1.00	0.78%	$14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	$1.00	3.52%	$22,338	0.73%	3.49%	0.87%
Year Ended May 31, 2007	$1.00	4.60%	$29,016	0.73%	4.50%	0.87%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Period Ended May 31, 2008(e)	$1.00		$0.02	$	—*		$0.02		$(0.02)		$(0.02)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Less than 0.01%
(e)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2011	$1.00	0.02%	$112,377	0.11%	0.02%	0.51%
Year Ended May 31, 2010	$1.00	0.03%	$166,488	0.11%	—%(d)	0.50%
Year Ended May 31, 2009	$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
Period Ended May 31, 2008(e)	$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$9.96	$0.11		$(0.02)	$0.09	$(0.11)	$(0.11)
Year Ended May 31, 2010	$9.96	$0.18	$	—*	$0.18	$(0.18)	$(0.18)
Year Ended May 31, 2009	$9.92	$0.33		$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	$9.71	$0.38		$0.21	$0.59	$(0.38)	$(0.38)
Year Ended May 31, 2007	$9.66	$0.35		$0.07	$0.42	$(0.37)	$(0.37)
Class A Shares
Year Ended May 31, 2011	$9.96	$0.09		$(0.03)	$0.06	$(0.09)	$(0.09)
Year Ended May 31, 2010	$9.95	$0.16		$0.01	$0.17	$(0.16)	$(0.16)
Year Ended May 31, 2009	$9.92	$0.31		$0.03	$0.34	$(0.31)	$(0.31)
Year Ended May 31, 2008	$9.70	$0.36		$0.22	$0.58	$(0.36)	$(0.36)
Year Ended May 31, 2007	$9.65	$0.33		$0.07	$0.40	$(0.35)	$(0.35)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, 0.05% and 0.05%, respectively.
(b)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2011	$9.94	0.93%	$85,196	0.71%	1.10%	0.71%	23.77%
Year Ended May 31, 2010	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
Year Ended May 31, 2007	$9.71	4.44%	$63,663	0.77%	3.64%	0.77%	37.78%
Class A Shares
Year Ended May 31, 2011	$9.93	0.64%	$5,234	0.90%	0.92%	1.00%	23.77%
Year Ended May 31, 2010	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	$9.95	3.45%	$6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	$9.92	6.07%	$4,980	0.94%	3.60%	1.09%	28.90%
Year Ended May 31, 2007	$9.70	4.25%	$5,245	0.95%	3.47%	1.05%	37.78%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$10.84	$0.40	$0.12	$0.52	$(0.40)	$	—*	$(0.40)
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)		$(0.01)	$(0.45)
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)		$—	$(0.44)
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)		$—	$(0.45)
Year Ended May 31, 2007	$9.95	$0.46	$0.04	$0.50	$(0.46)		$—	$(0.46)
Class A Shares
Year Ended May 31, 2011	$10.83	$0.38	$0.12	$0.50	$(0.38)	$	—*	$(0.38)
Year Ended May 31, 2010	$10.58	$0.41	$0.26	$0.67	$(0.41)		$(0.01)	$(0.42)
Year Ended May 31, 2009	$10.25	$0.41	$0.34	$0.75	$(0.42)		$—	$(0.42)
Year Ended May 31, 2008	$9.98	$0.44	$0.27	$0.71	$(0.44)		$—	$(0.44)
Year Ended May 31, 2007	$9.94	$0.45	$0.04	$0.49	$(0.45)		$—	$(0.45)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, 0.05% and 0.05%, respectively.
(b)	During the year ending May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2011	$10.96	4.89%	$63,681	0.80%	3.64%	0.84%	13.11%
Year Ended May 31, 2010	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
Year Ended May 31, 2007	$9.99	5.12%	$78,322	0.86%	4.50%	0.90%	5.62%
Class A Shares
Year Ended May 31, 2011	$10.95	4.70%	$7,394	0.98%	3.46%	1.12%	13.11%
Year Ended May 31, 2010	$10.83	6.47%	$7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	$10.58	7.51%	$7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	$10.25	7.16%	$6,233	0.98%	4.23%	1.17%	10.56%
Year Ended May 31, 2007	$9.98	4.94%	$6,173	0.98%	4.40%	1.12%	5.62%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$8.98	$0.22		$2.42	$2.64	$(0.18)	$—	$—	$(0.18)
Year Ended May 31, 2010	$7.63	$0.26		$1.34	$1.60	$(0.25)	$—	$—	$(0.25)
Year Ended May 31, 2009	$11.81	$0.26		$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	$12.58	$0.33	(c)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Year Ended May 31, 2007	$10.77	$0.28		$1.96	$2.24	$(0.30)	$—	$(0.13)	$(0.43)
Class A Shares
Year Ended May 31, 2011	$9.00	$0.18		$2.42	$2.60	$(0.15)	$—	$—	$(0.15)
Year Ended May 31, 2010	$7.64	$0.24		$1.35	$1.59	$(0.23)	$—	$—	$(0.23)
Year Ended May 31, 2009	$11.83	$0.25		$(3.92)	$(3.67)	$(0.21)	$(0.07)	$(0.24)	$(0.52)
Year Ended May 31, 2008	$12.60	$0.30	(c)	$(0.38)	$(0.08)	$(0.30)	$—	$(0.39)	$(0.69)
Year Ended May 31, 2007	$10.78	$0.25		$1.96	$2.21	$(0.26)	$—	$(0.13)	$(0.39)

(a)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(a)	Portfolio Turnover(b)
Institutional Class Shares
Year Ended May 31, 2011	$11.44	29.65%	$36,330	0.95%	2.12%	1.16%	14.74%
Year Ended May 31, 2010	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
Year Ended May 31, 2007	$12.58	21.25%	$54,103	0.95%	2.56%	1.13%	17.04%
Class A Shares
Year Ended May 31, 2011	$11.45	29.17%	$5,935	1.20%	1.89%	1.44%	14.74%
Year Ended May 31, 2010	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	$7.64	(31.02)%	$1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	$11.83	(0.48)%	$1,279	1.20%	2.55%	1.44%	6.61%
Year Ended May 31, 2007	$12.60	20.89%	$1,924	1.20%	2.28%	1.41%	17.04%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$7.46		$0.08	$1.70	$1.78	$(0.07)	$—	$(0.07)
Year Ended May 31, 2010	$6.55		$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)
Year Ended May 31, 2009	$10.03		$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	$12.43		$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Year Ended May 31, 2007	$14.21		$0.09	$1.87	$1.96	$(0.10)	$(3.64)	$(3.74)
Class A Shares
Year Ended May 31, 2011	$7.34		$0.06	$1.68	$1.74	$(0.06)	$—	$(0.06)
Year Ended May 31, 2010	$6.45		$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)
Year Ended May 31, 2009	$9.88		$0.07	$(3.43)	$(3.36)	$(0.07)	$—	$(0.07)
Year Ended May 31, 2008	$12.28		$0.05	$(0.61)	$(0.56)	$(0.05)	$(1.79)	$(1.84)
Year Ended May 31, 2007	$14.08		$0.07	$1.85	$1.92	$(0.08)	$(3.64)	$(3.72)
Class B Shares
Year Ended May 31, 2011	$6.63		$(0.01)	$1.51	$1.50	$(0.01)	$—	$(0.01)
Year Ended May 31, 2010	$5.84		$(0.02)	$0.82	$0.80	$(0.01)	$—	$(0.01)
Year Ended May 31, 2009	$8.97	$	—*	$(3.10)	$(3.10)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2008	$11.38		$(0.07)	$(0.52)	$(0.59)	$(0.03)	$(1.79)	$(1.82)
Year Ended May 31, 2007	$13.34		$(0.04)	$1.75	$1.71	$(0.03)	$(3.64)	$(3.67)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, 0.05% and 0.05%, respectively, for the Institutional Class and Class A Shares, and 0.05%, 0.06% and 0.06%, respectively for the Class B Shares.
(b)	During the year ending May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.04% and 0.04%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2011	$9.17	23.98%	$35,326	1.06%	0.85%	1.06%	31.88%
Year Ended May 31, 2010	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
Year Ended May 31, 2007	$12.43	16.30%	$39,081	1.08%	0.75%	1.08%	108.51%
Class A Shares
Year Ended May 31, 2011	$9.02	23.73%	$14,523	1.26%	0.66%	1.36%	31.88%
Year Ended May 31, 2010	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	$6.45	(34.06)%	$11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	$9.88	(5.44)%	$19,709	1.26%	0.43%	1.41%	51.79%
Year Ended May 31, 2007	$12.28	16.15%	$23,711	1.26%	0.54%	1.36%	108.51%
Class B Shares
Year Ended May 31, 2011	$8.12	22.67%	$54	2.01%	(0.10)%	2.01%	31.88%
Year Ended May 31, 2010	$6.63	13.77%	$72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	$5.84	(34.53)%	$126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	$8.97	(6.19)%	$348	2.01%	(0.36)%	2.07%	51.79%
Year Ended May 31, 2007	$11.38	15.32%	$1,104	1.99%	(0.16)%	1.99%	108.51%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income		Return of Capital		Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$9.07	$	—*	$2.83	$2.83		$—		$—	$—		$—
Year Ended May 31, 2010	$7.23	$	— *	$1.85	$1.85		$—		$(0.01)	$—		$(0.01)
Year Ended May 31, 2009	$14.34	$	— *	$(6.68)	$(6.68)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.72		$(0.04)	$1.01	$0.97	$	— *		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.65		$(0.02)	$2.26	$2.24		$(0.02)		$—	$(3.15)		$(3.17)
Class A Shares
Year Ended May 31, 2011	$8.70		$(0.02)	$2.71	$2.69		$—		$—	$—		$—
Year Ended May 31, 2010	$6.94		$(0.02)	$1.78	$1.76		$—	$	— *	$—	$	— *
Year Ended May 31, 2009	$13.82		$(0.02)	$(6.43)	$(6.45)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.26		$(0.06)	$0.97	$0.91		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.27		$(0.06)	$2.21	$2.15		$(0.01)		$—	$(3.15)		$(3.16)
Class B Shares
Year Ended May 31, 2011	$7.37		$(0.09)	$2.31	$2.22		$—		$—	$—		$—
Year Ended May 31, 2010	$5.93		$(0.08)	$1.52	$1.44		$—		$—	$—		$—
Year Ended May 31, 2009	$12.01		$(0.07)	$(5.58)	$(5.65)		$—		$—	$(0.43)		$(0.43)
Year Ended May 31, 2008	$12.65		$(0.17)	$0.88	$0.71		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$14.00		$(0.16)	$1.97	$1.81		$(0.01)		$—	$(3.15)		$(3.16)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, 0.05%, and 0.05%, respectively.
(b)	During the year ending May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.02% and 0.02%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2011	$11.90	31.20%	$56,990	1.14%	(0.01)%	1.14%	51.62%
Year Ended May 31, 2010	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
Year Ended May 31, 2007	$14.72	17.58%	$59,283	1.20%	(0.24)%	1.20%	66.55%
Class A Shares
Year Ended May 31, 2011	$11.39	30.92%	$18,067	1.34%	(0.19)%	1.44%	51.62%
Year Ended May 31, 2010	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	$6.94	(46.57)%	$13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	$13.82	6.64%	$26,637	1.32%	(0.48)%	1.47%	63.22%
Year Ended May 31, 2007	$14.26	17.46%	$25,851	1.37%	(0.40)%	1.47%	66.55%
Class B Shares
Year Ended May 31, 2011	$9.59	30.12%	$304	2.09%	(0.94)%	2.09%	51.62%
Year Ended May 31, 2010	$7.37	24.28%	$311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	$5.93	(46.95)%	$323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	$12.01	5.86%	$711	2.07%	(1.22)%	2.12%	63.22%
Year Ended May 31, 2007	$12.65	16.46%	$1,028	2.13%	(1.15)%	2.13%	66.55%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2011	$6.53	$(0.04)	$2.38	$2.34	$—	$—	$—
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.75	$(0.02)	$1.55	$1.53	$—	$(0.72)	$(0.72)
Class A Shares
Year Ended May 31, 2011	$6.35	$(0.05)	$2.31	$2.26	$—	$—	$—
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—
Year Ended May 31, 2009	$9.24	$(0.04)	$(4.24)	$(4.28)	$—	$—	$—
Year Ended May 31, 2008	$10.38	$(0.07)	$0.01	$(0.06)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.63	$(0.05)	$1.52	$1.47	$—	$(0.72)	$(0.72)
Class B Shares
Year Ended May 31, 2011	$5.84	$(0.14)	$2.16	$2.02	$—	$—	$—
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—
Year Ended May 31, 2009	$8.62	$(0.10)	$(3.93)	$(4.03)	$—	$—	$—
Year Ended May 31, 2008	$9.82	$(0.15)	$0.03	$(0.12)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.21	$(0.14)	$1.47	$1.33	$—	$(0.72)	$(0.72)

(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, 0.05%, and 0.05%, respectively.
(b)	During the year ending May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Loss to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2011	$8.87	35.83%	$27,575	1.25%	(0.46)%	1.54%	119.43%
Year Ended May 31, 2010	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
Year Ended May 31, 2007	$10.56	16.77%	$49,767	1.25%	(0.22)%	1.48%	151.32%
Class A Shares
Year Ended May 31, 2011	$8.61	35.59%	$2,329	1.50%	(0.70)%	1.84%	119.43%
Year Ended May 31, 2010	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	$4.96	(46.32)%	$1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	$9.24	(1.26)%	$2,690	1.45%	(0.73)%	1.77%	135.97%
Year Ended May 31, 2007	$10.38	16.35%	$2,788	1.50%	(0.47)%	1.75%	151.32%
Class B Shares
Year Ended May 31, 2011	$7.86	34.59%	$59	2.25%	(1.49)%	2.50%	119.43%
Year Ended May 31, 2010	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	$4.59	(46.75)%	$92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	$8.62	(1.98)%	$242	2.20%	(1.47)%	2.42%	135.97%
Year Ended May 31, 2007	$9.82	15.54%	$357	2.25%	(1.21)%	2.40%	151.32%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
May 31, 2011

1. Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Funds each offer Institutional Class Shares and Class A Shares, except for The U.S. Treasury Money Market Fund which offers only Institutional Class Shares. The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund also offer Class B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S. Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the fiscal year ended May 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$213,546,129	$213,546,129
Commercial Paper	—	170,989,370	170,989,370
U.S. Treasury Obligations	—	99,994,944	99,994,944
Repurchase Agreements	—	33,699,394	33,699,394
Securities Purchased with Cash Collateral Received from Securities on Loan	—	153,000,000	153,000,000
Total	—	671,229,837	671,229,837
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	111,493,150	111,493,150
Investment Companies	908,078	—	908,078
Total	908,078	111,493,150	112,401,228
The Short Term Government Income Fund
U.S. Government Agency Securities	—	84,542,650	84,542,650
Corporate Bonds	—	4,370,710	4,370,710
Investment Companies	1,234,850	—	1,234,850
Total	1,234,850	88,913,360	90,148,210
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	42,784,770	42,784,770
U.S. Treasury Obligations	—	10,800,177	10,800,177
Corporate Bonds	—	16,859,199	16,859,199
Investment Companies	323,541	—	323,541
Total	323,541	70,444,146	70,767,687
The Strategic Dividend Fund
Common Stocks	36,384,963	—	36,384,963
Investment Companies	5,846,642	—	5,846,642
Total	42,231,605	—	42,231,605
The Large Cap Equity Fund
Common Stocks	48,796,740	—	48,796,740
Investment Companies	1,047,076	—	1,047,076
Total	49,843,816	—	49,843,816
The Mid Cap Equity Fund
Common Stocks	73,130,479	—	73,130,479
Investment Companies	2,590,648	—	2,590,648
Total	75,721,127	—	75,721,127
The Leaders Equity Fund
Common Stocks	29,003,869	—	29,003,869
Investment Companies	1,311,509	—	1,311,509
Total	30,315,378	—	30,315,378

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of May 31, 2011.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Repurchase Agreements

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark” or “Advisor”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2011, the Funds held no illiquid restricted securities.

Security Transactions and Related Investment Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

Securities Lending

The Funds (except The U.S. Treasury Money Market Fund and The Strategic Dividend Fund) may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government securities of not less than 102% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A, pursuant to a Global Securities Lending Agency Agreement, as their securities lending agent and compensate the firm based on a percentage of the income generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

	Value of Loaned Securities as of 5/31/11	Value of Collateral as of 5/31/11	Average Loan Outstanding During the Year*	Income Received by Citibank, N.A. from Securities Lending
The Money Market Fund	$149,994,000	$153,000,000	$130,239,839	$34,998
The Mid Cap Equity Fund	—	—	347,724	188

*	Represents the average loan outstanding on days in which the Fund loaned securities.

Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders

The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

Subsequent Events

The Funds have evaluated subsequent events and there are none to report.

3. Related Party Transactions

Advisor and Custodian

Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management Company, which receives a fee, payable by Trustmark. For the year ended May 31, 2011, the advisory fee rates were as follows:

Advisory Fee Rate
The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration

Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly at 0.0575% or 5.75 basis points of the first $1 billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over $1 billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). For the services provided under the CCO Agreement, the Funds paid $114,216 to Beacon Hill for the year ended May 31, 2011, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill. Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO for which it receives fees under the Administration Agreement.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

Distribution Plan

BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2011, the Distributor received $11,440 from commissions earned on sales of the Funds and the Funds re-allowed $102 to affiliated broker/dealers of the Funds.

Service Organization

The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. (The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Short-Term Government Income Fund, The Strategic Dividend Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and all Class B Shares do not currently have assets with any shareholder servicing agents subject to the Agreement.)

Accounting and Transfer Agency

Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions

The Advisor has agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Strategic Dividend Fund and The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

Fund	Class	Expense Limitation
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2011. As of May 31, 2011, the following amounts have been contractually waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expires May 31,
The Strategic Dividend Fund	$74,009	2012
	69,637	2013
	71,615	2014
The Leaders Equity Fund	83,707	2012
	75,543	2013
	76,610	2014

The Advisor has also agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of The Money Market Fund and The U.S. Treasury Money Market Fund as stated in the table below:

Fund	Class	Minimum Yield
The Money Market Fund	Institutional	0.03%
The Money Market Fund	A	0.02%
The U.S. Treasury Money Market Fund	Institutional	0.02%

The Advisor and the Distributor also have voluntarily reduced fees. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended May 31, 2011 is noted below:

Fund	Fair Value 5/31/10	Purchases	Sales	Fair Value 5/31/11	Income
The Short Term Government Income Fund	$1,789,278	$36,714,126	$(37,268,554)	$1,234,850	$808
The Intermediate Term Income Fund	523,317	19,028,888	(19,228,664)	323,541	241
The Strategic Dividend Fund	111,822	14,229,373	(9,839,952)	4,501,243	1,056
The Large Cap Equity Fund	1,527,667	7,142,278	(7,622,869)	1,047,076	411
The Mid Cap Equity Fund	2,605,999	18,605,926	(18,621,277)	2,590,648	611
The Leaders Equity Fund	1,000,935	6,853,436	(6,542,862)	1,311,509	249

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

4. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities for the year ended May 31, 2011, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$44,465,120	$17,287,711
The Intermediate Term Income Fund	9,593,591	12,333,910
The Strategic Dividend Fund	8,698,923	4,680,310
The Large Cap Equity Fund	15,503,904	25,462,472
The Mid Cap Equity Fund	33,032,555	36,289,101
The Leaders Equity Fund	30,770,598	33,853,474

The above table includes purchases and sales of U.S. Government securities. Cost of purchases and proceeds from sales of U.S. Government securities for the year ended May 31, 2011, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$44,465,120	$10,787,711
The Intermediate Term Income Fund	6,130,261	8,738,823

5. Risks

Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Each Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

6. Federal Income Taxes

Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

At May 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
The Short Term Government Income Fund	$89,277,929	$882,151	$(11,870)	$870,281
The Intermediate Term Income Fund	64,443,899	6,361,595	(37,807)	6,323,788
The Strategic Dividend Fund	35,670,481	8,774,687	(2,213,563)	6,561,124
The Large Cap Equity Fund	37,536,710	12,630,278	(323,172)	12,307,106
The Mid Cap Equity Fund	53,762,350	22,203,722	(244,945)	21,958,777
The Leaders Equity Fund	22,381,521	8,051,920	(118,063)	7,933,857

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

The tax character of dividends paid during the fiscal year ended May 31, 2011, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$233,908	$—	$233,908	$—	$233,908
The U.S. Treasury Money Market Fund	28,151	—	28,151	—	28,151
The Short Term Government Income Fund	1,000,401	—	1,000,401	—	1,000,401
The Intermediate Term Income Fund	2,678,009	30,281	2,708,290	—	2,708,290
The Strategic Dividend Fund	593,249	—	593,249	—	593,249
The Large Cap Equity Fund	390,398	—	390,398	—	390,398

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

The tax character of dividends paid during the fiscal year ended May 31, 2010, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$344,290	$—	$344,290	$—	$344,290
The U.S. Treasury Money Market Fund	55,275	—	55,275	—	55,275
The Short Term Government Income Fund	1,432,096	—	1,432,096	—	1,432,096
The Intermediate Term Income Fund	2,830,769	53,122	2,883,891	—	2,883,891
The Strategic Dividend Fund	648,613	—	648,613	—	648,613
The Large Cap Equity Fund	363,429	—	363,429	—	363,429
The Mid Cap Equity Fund	—	—	—	57,549	57,549

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

As of May 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable[1]	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)[2]	Total Accumulated Earnings (Deficit)
The Money Market Fund	$12,281	$—	$12,281	$(12,789)	$(3,403)	$—	$(3,911)
The U.S. Treasury Money Market Fund	3,914	—	3,914	(1,942)	—	—	1,972
The Short Term Government Income Fund	50,977	—	50,977	(50,980)	(1,749,134)	870,281	(878,856)
The Intermediate Term Income Fund	157,115	91,115	248,230	(149,570)	—	6,323,788	6,422,448
The Strategic Dividend Fund	65,433	—	65,433	(71,288)	(2,571,392)	6,561,124	3,983,877
The Large Cap Equity Fund	34,735	—	34,735	(22,728)	(7,811,545)	12,307,106	4,507,568
The Mid Cap Equity Fund	—	—	—	—	(20,197,070)	21,958,777	1,761,707
The Leaders Equity Fund	—	—	—	—	(12,166,934)	7,933,857	(4,233,077)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.
[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

As of May 31, 2011, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires
The Money Market Fund	$3,403	2019
The Short Term Government Income Fund	13,016	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,614,945	2018
	865,366	2019
The Large Cap Equity Fund	7,811,545	2018
The Mid Cap Equity Fund	20,197,070	2018
The Leaders Equity Fund	88,297	2017
	12,078,637	2018

During the year ended May 31, 2011, The Short Term Government Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund utilized $85,347, $2,685,352, $6,194,983 and $3,796,806, respectively, in capital loss carryforwards.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2012.

Post-October Capital Losses
The Strategic Dividend Fund	$91,081

The Regulated Investment Company Modernization Act of 2010, (the “Act”), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies (“RICs”) that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2011

7. Legal and Regulatory Matters

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries were acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The payment from Citi was made on July 30, 2010 after the SEC approved the distribution plan. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as “Other Income” in the Statements of Operations and the corresponding impact to the total return and the ratio of net investment income to average net assets is disclosed in the Financial Highlights.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et. al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceedings. The complaints, however, allege no misconduct by the Funds. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Performance Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (each a series of the Performance Funds Trust, hereinafter referred to as the “Funds”), including the schedules of portfolio investments, as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
July 28, 2011

Performance Funds Trust
Additional Information

Holdings Tables (Unaudited)

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

U.S. Government Agency Securities	41.2%
Securities Purchased With Cash Collateral Received From Securities on Loan	29.6%
U.S. Treasury Obligations	19.3%
Consumer Staples	12.9%
Financials	8.1%
Repurchase Agreements	6.5%
Industrials	4.2%
Energy	3.9%
Health Care	3.9%
Other Assets/Liabilities	(29.6)%
Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

U.S. Treasury Obligations	99.2%
Investment Companies	0.8%
Other Assets/Liabilities	0.0%
Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

U.S. Government Agency Securities	93.5%
Financials	3.5%
Investment Companies	1.4%
Industrials	1.3%
Other Assets/Liabilities	0.3%
Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

U.S. Government Agency Securities	60.2%
U.S. Treasury Obligations	15.2%
Financials	13.9%
Industrials	4.0%
Energy	1.5%
Materials	1.4%
Telecommunication Services	1.2%
Information Technology	0.8%
Investment Companies	0.5%
Utilities	0.5%
Consumer Staples	0.4%
Other Assets/Liabilities	0.4%
Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Energy	23.2%
Utilities	15.7%
Industrials	14.5%
Investment Companies	13.8%
Consumer Staples	8.2%
Health Care	5.9%
Financials	5.8%
Materials	5.5%
Consumer Discretionary	3.6%
Telecommunication Services	2.8%
Information Technology	0.9%
Other Assets/Liabilities	0.1%
Total	100.0%

Performance Funds Trust
Additional Information (continued)

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Information Technology	19.4%
Energy	14.5%
Consumer Discretionary	13.8%
Industrials	12.9%
Financials	11.2%
Health Care	10.2%
Consumer Staples	6.4%
Materials	4.5%
Telecommunication Services	2.7%
Utilities	2.2%
Investment Companies	2.1%
Other Assets/Liabilities	0.1%
Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Industrials	18.5%
Consumer Discretionary	17.1%
Financials	14.8%
Information Technology	10.8%
Materials	10.8%
Health Care	8.3%
Energy	6.2%
Utilities	5.3%
Consumer Staples	4.7%
Investment Companies	3.4%
Telecommunication Services	0.6%
Other Assets/Liabilities	(0.5)%
Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Information Technology	32.7%
Industrials	21.8%
Consumer Discretionary	11.3%
Consumer Staples	8.4%
Materials	8.3%
Health Care	8.2%
Investment Companies	4.4%
Telecommunication Services	3.3%
Financials	2.8%
Other Assets/Liabilities	(1.2)%
Total	100.0%

Performance Funds Trust
Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 through May 31, 2011.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10-5/31/11	Expense Ratio During Period** 12/1/10-5/31/11
The Money Market Fund — Institutional Class	$1,000.00	$1,000.10	$0.70	0.14%
The Money Market Fund — Class A	1,000.00	1,000.10	0.75	0.15%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.10	0.45	0.09%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,003.30	3.55	0.71%
The Short Term Government Income Fund — Class A	1,000.00	1,002.30	4.44	0.89%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,016.10	4.02	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,015.10	4.92	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,151.40	5.10	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,149.90	6.43	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,141.20	5.66	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,141.20	6.78	1.27%
The Large Cap Equity Fund — Class B	1,000.00	1,136.40	10.76	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,161.00	6.09	1.13%
The Mid Cap Equity Fund — Class A	1,000.00	1,159.90	7.11	1.32%
The Mid Cap Equity Fund — Class B	1,000.00	1,156.80	11.13	2.07%
The Leaders Equity Fund — Institutional Class	1,000.00	1,200.30	6.86	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,197.50	8.22	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,194.50	12.31	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10-5/31/11	Expense Ratio During Period** 12/1/10-5/31/11
The Money Market Fund — Institutional Class	$1,000.00	$1,024.23	$0.71	0.14%
The Money Market Fund — Class A	1,000.00	1,024.18	0.76	0.15%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.48	0.45	0.09%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.39	3.58	0.71%
The Short Term Government Income Fund — Class A	1,000.00	1,020.49	4.48	0.89%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.94	4.03	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.04	4.94	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.19	4.78	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,018.95	6.04	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.65	5.34	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,018.60	6.39	1.27%
The Large Cap Equity Fund — Class B	1,000.00	1,014.86	10.15	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.30	5.69	1.13%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.35	6.64	1.32%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.61	10.40	2.07%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.70	6.29	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.45	7.54	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.71	11.30	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

The Board of the Trust determined on February 24, 2011 to renew (i) the Trust’s investment advisory contract with Trustmark (the “Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (“Orleans”) with respect to The Strategic Dividend Fund (the “Sub-Advisory Contract” and together with the Advisory Contract, the “Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.

In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the “Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services provided to The Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index; (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its peer group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to The Short Term Government Income Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2010, the Fund’s actual total expense ratios were above their Lipper Peer Group average, and the contractual and actual advisory fees were below their Peer Group average; (ii) with respect to The Intermediate Term Income Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2010, the Fund’s actual total expense ratios and contractual advisory fees were above the average for the Lipper Peer Group, and the actual advisory fees for the A Shares were below, and for Institutional Shares were equal to, the Lipper Peer Group average; (iii) with respect to The Strategic Dividend Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2010, the actual total expense ratios and actual advisory fees were below the Lipper Peer Group average, and the contractual advisory fee for the Institutional Shares was above, and for the A Shares was equal to, the Lipper Peer Group average; (iv) with respect to The Large Cap Equity Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2010, the actual total expense ratios for A Shares and B Shares were below, and for the Institutional Shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees for the A and B Shares were below, and for the Institutional Shares was above, the Lipper Peer Group average; (v) with respect to The Mid Cap Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2010, the actual total expense ratio of the A Shares and B Shares was below, and for Institutional Shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees for A Shares, B Shares and Institutional Shares were below the Lipper Peer Group average; (vi) with respect to The Leaders Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)  (continued)

ended November 30, 2010, its actual total expense ratios and contractual advisory fees were above the Lipper Peer Group average, and its actual advisory fees for A Shares was below, for B Shares was above, and for Institutional Shares was equal to, the Lipper Peer Group average; (vii) with respect to The Money Market Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2010, its actual total expense ratios and advisory fees were below the Lipper Peer Group average, and its contractual advisory fees for the A Shares was below, and for the Institutional Shares was above, its Lipper Peer Group average; and (viii) with respect to the U.S. Treasury Money Market Fund, that the Fund had underperformed its Lipper Peer Group average for the year ended November 30, 2010, its actual advisory fee and total expense ratio were below the Lipper Peer Group average, and its contractual advisory fee was above the Lipper Peer Group average.

The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services.

The Board, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.

Performance Funds Trust
Additional Tax Information (Unaudited)

The table below details distributions designated from long-term capital gains for the following Funds for the fiscal year ended May 31, 2011:

Amount
The Intermediate Term Income Fund	$30,281

For corporate shareholders, the following percentages of the total ordinary income distributions paid by the Funds during the year ended May 31, 2011, qualify for the corporate dividends received deduction:

Dividend Received Deduction
The Strategic Dividend Fund	100.00%
The Large Cap Equity Fund	100.00%

For the year ended May 31, 2011, the following percentages of the total ordinary income distributions paid by the Funds during the year represent qualified dividend income:

Qualified Dividend Income
The Strategic Dividend Fund	100.00%
The Large Cap Equity Fund	100.00%

The Fund designated the following amount as short term capital gains distributions as of May 31, 2011:

Amount
The U.S. Treasury Money Market Fund	$3,339
The Intermediate Term Income Fund	2,674

Performance Funds Trust
Information about Trustees and Officers (Unaudited)

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-PERFORM (737-3676).

Trustees

Name, Address‡, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee≠	Other Director-ships Held by Trustee
Non-Interested Trustees
Joe J. Powell III,* Age: 57	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	8	N/A
Walter P. Neely, Ph.D., CFA* Age: 66	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, 1980 to present.	8	N/A
Shirley F. Olson, D.B.A.* Age: 64	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	8	N/A
Michael L. Allen* Age: 62	Trustee	Indefinite, 2/10 to present	Senior Vice President Wealth Management, PNC Financial Services, 2004-July 2010.	8	N/A

≠	Fund Complex is comprised of eight (8) Funds.
‡	Each Trustee may be contacted by writing to the Trustee c/o Curtis Barnes, Citi Fund Services, 100 Summer Street, Suite 1500, Boston, MA 02110.
*	Member of the Audit Committee and Nominating and Governance Committee.

Performance Funds Trust
Information about Trustees and Officers (Unaudited) (continued)

Principal Officers

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Teresa Thornhill Age: 46, 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/08 to present	First Vice President, Trustmark National Bank, since 1999.
Curtis Barnes, Age: 57, 100 Summer Street, Suite 1500, Boston, MA 02110	Secretary of the Trust	Indefinite, 5/99 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — Employee since May 1995.
Chris Sabato, Age: 42, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/04 to present	Senior Vice President, Fund Administration, Citi Fund Services — Employee since February 1993.
George Stevens Age: 60, 4041 N. High Street, Columbus, OH 43214	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust	One year, 9/05 to present	Director, Beacon Hill Fund Services, since March 2008; Vice President, Citi Fund Services, September 1996 to March 2008.

Investment Advisor

Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent

Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Custodian

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/11

Performance Funds Trust
A Family of Mutual Funds

Annual Report
May 31, 2011

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.

 (a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial experts are Walter P. Neely, Joe J. Powell III and Shirley F. Olson, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	2011: $ 87,000	2010: $ 84,000
Audit-Related Fees	2011: $ 30,000	2010: $ 29,000
Tax Fees	2011: $ 32,500	2010: $ 31,000
All Other Fees	2011: $ 0	2010: $ 0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-approval by the Committee of non-audit services is not required so long as:

(1)   (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;

(B) with respect to the Adviser and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;

(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2011	0%
2010	0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2011	$204,406
2010	$183,660

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Performance Funds Trust

By (Signature and Title)*   /s/ Teresa F. Thornhill
           Teresa F. Thornhill, President

Date           August 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Teresa F. Thornhill
           Teresa F. Thornhill, President

Date           August 3, 2011

By (Signature and Title)*    /s/ Christopher E. Sabato
             Christopher E. Sabato, Treasurer

Date           August 3, 2011

* Print the name and title of each signing officer under his or her signature.